WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INCOME OPPORTUNITIES FUND	September 30, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

		Par Value		Value
U.S. TREASURY OBLIGATIONS - 10.0%
U.S. Treasury Bonds - 3.7%
2.250%, due 05/15/41		$380,000		$287,019
2.375%, due 02/15/42		920,000		704,662
3.250%, due 05/15/42		639,000		566,813
3.375%, due 08/15/42		546,300		494,914
3.000%, due 02/15/49		1,230,000		1,048,575
2.000%, due 02/15/50		495,000		339,771
1.250%, due 05/15/50		7,690,000		4,299,191
2.875%, due 05/15/52		801,400		671,798
3.000%, due 08/15/52		310,000		267,617
				8,680,360
U.S. Treasury Notes - 6.3%
0.125%, due 04/30/23		340,000		332,244
0.125%, due 07/31/23		190,000		183,647
2.250%, due 03/31/24		710,000		688,478
3.250%, due 08/31/24		842,000		826,739
2.875%, due 06/15/25		426,800		411,595
3.000%, due 07/15/25		193,500		187,030
3.500%, due 09/15/25		1,600,000		1,567,500
0.375%, due 11/30/25		610,000		540,708
0.500%, due 02/28/26		660,000		582,347
0.750%, due 08/31/26		240,000		210,525
2.000%, due 11/15/26		310,000		284,667
1.250%, due 11/30/26		33,400		29,721
1.500%, due 01/31/27		1,078,300		966,763
2.625%, due 05/31/27		230,000		215,913
2.750%, due 07/31/27		1,000,000		941,719
3.125%, due 08/31/27		205,000		196,672
0.375%, due 09/30/27		69,000		57,561
1.250%, due 03/31/28		400,000		344,875
1.500%, due 11/30/28		287,700		248,006
2.375%, due 03/31/29		485,000		439,228
2.625%, due 07/31/29		870,000		799,584
3.125%, due 08/31/29 (a)		375,000		355,898
3.875%, due 09/30/29		79,000		78,667
1.125%, due 02/15/31 (a)		47,000		38,070
1.875%, due 02/15/32		515,000		436,463
2.875%, due 05/15/32		3,960,000		3,663,000
2.750%, due 08/15/32		383,000		350,325
				14,977,945
Total U.S. Treasury Obligations (Cost $25,531,249)				23,658,305

AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.3%
Federal Home Loan Mortgage Corp. - 3.1%
Freddie Mac REMICS
Series 2989, 14.226%, due 08/15/34 (-7 x 1 Month U.S. LIBOR + 33.950%) (b)		105,699		116,393
Series 4249, 2.727%, due 09/15/43 (-0.75 x 1 Month U.S. LIBOR + 4.650%) (b)		531,152		383,586
Series 4355, 4.000%, due 05/15/44		4,484,972		4,253,228
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1, 4.984%, due 01/25/50 (1 Month U.S. LIBOR + 1.900%) (b)(c)		91,139		90,147
Freddie Mac STACR REMIC Trust 2021-HQA1
Series M-2, 4.531%, due 08/25/33 (SOFR 30 Day Average + 2.250%) (b)(c)		300,000		275,324
Freddie Mac STACR REMIC Trust 2021-HQA4
Series M-2, 4.631%, due 12/26/41 (SOFR 30 Day Average + 2.350%) (b)(c)		400,000		332,686
Series B-1, 6.031%, due 12/26/41 (SOFR 30 Day Average + 3.750%) (b)(c)		700,000		594,454
Freddie Mac STACR REMIC Trust 2022-DNA2
Series FLT, 4.681%, due 02/25/42 (SOFR 30 Day Average + 2.400%) (b)(c)		200,000		187,677
Freddie Mac STACR REMIC Trust 2022-DNA3
Series FLT, 4.281%, due 04/25/42 (SOFR 30 Day Average + 2.000%) (b)(c)		168,272		167,012
Freddie Mac STACR REMIC Trust 2022-DNA4
Series FLT, 4.481%, due 05/27/42 (SOFR 30 Day Average + 2.200%) (b)(c)		191,507		190,304
Series FLT, 5.631%, due 05/27/42 (SOFR 30 Day Average + 3.350%) (b)(c)		265,000		254,089
Freddie Mac STACR REMIC Trust 2022-DNA6
Series FLT, 4.435%, due 09/25/42 (SOFR 30 Day Average + 2.150%) (b)(c)		190,000		188,820
Freddie Mac STACR REMIC Trust 2022-DNA7
Series 2022-HQA1, 5.781%, due 03/25/42 (SOFR 30 Day Average + 3.500%) (b)(c)		85,000		81,334
4.876%, due 09/25/42 (SOFR 30 Day Average + 2.500%) (b)(c)		150,000		150,047
Freddie Mac STACR REMIC Trust 2022-HQA3
Series FLT, 5.831%, due 08/25/42 (SOFR 30 Day Average + 3.550%) (b)(c)		125,000		116,476
				7,381,577
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.7%
FHLMC REMIC SERIES K-1515
Series K-1515, 1.637%, due 02/25/35 (d)		796,752		95,541
Freddie Mac Multiclass Certificates Series 2021-P011
Series X1, 1.848%, due 09/25/45 (d)		550,153		71,039
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-L06, 1.467%, due 12/25/29 (d)		956,000		69,571
Series K-109, 1.699%, due 04/25/30 (d)		667,111		60,371
Series K-117, 1.338%, due 08/25/30 (d)		1,289,938		95,137
Series K-G04, 0.939%, due 11/25/30 (d)		1,897,229		98,272
Series K-122, 0.973%, due 11/25/30 (d)		1,855,143		99,977
Series K-1517, 1.443%, due 07/25/35 (d)		898,213		98,882
Series K-1518, 0.958%, due 10/25/35 (d)		1,484,971		109,673
Series K-1521, 1.095%, due 08/25/36 (d)		818,136		72,723
Freddie Mac REMICS
Series 2980, 3.882%, due 05/15/35 (6.700% - 1 Month U.S. LIBOR) (b)		228,977		17,311
Series 3311, 3.592%, due 05/15/37 (6.410% - 1 Month U.S. LIBOR) (b)		1,254,228		133,762
Series 3359, 2.902%, due 08/15/37 (5.720% - 1 Month U.S. LIBOR) (b)		608,956		42,001
Series 4077, 3.182%, due 05/15/41 (6.000% - 1 Month U.S. LIBOR) (b)		329,489		29,216
Series 3966, 3.082%, due 12/15/41 (5.900% - 1 Month U.S. LIBOR) (b)		568,581		50,720
Series 4089, 3.182%, due 08/15/42 (6.000% - 1 Month U.S. LIBOR) (b)		475,255		44,399
Series 4994, 2.516%, due 02/25/49 (5.600% - 1 Month U.S. LIBOR) (b)		5,552,076		405,398
				1,593,993
Federal National Mortgage Association - 1.2%
Connecticut Avenue Securities Trust 2019-R02
Series 2019-R02, 5.384%, due 08/25/31 (1 Month U.S. LIBOR + 2.300%) (b)(c)		10,731		10,704
Connecticut Avenue Securities Trust 2019-R06
Series 2019-R06, 5.184%, due 09/25/39 (1 Month U.S. LIBOR + 2.100%) (b)(c)		2,609		2,605
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02, 5.084%, due 01/25/40 (1 Month U.S. LIBOR + 2.000%) (b)(c)		221,626		217,943
Connecticut Avenue Securities Trust 2022-R01
Series FLT, 3.281%, due 12/26/41 (SOFR 30 Day Average + 1.000%) (b)(c)		67,475		65,956
Connecticut Avenue Securities Trust 2022-R03
Series FLT, 4.381%, due 03/25/42 (SOFR 30 Day Average + 2.100%) (b)(c)		25,614		25,343
Connecticut Avenue Securities Trust 2022-R04
Series FLT, 4.281%, due 03/25/42 (SOFR 30 Day Average + 2.000%) (b)(c)		55,421		54,884
Connecticut Avenue Securities Trust 2022-R05
Series FLT, 5.281%, due 04/25/42 (SOFR 30 Day Average + 3.000%) (b)(c)		240,000		221,504
Connecticut Avenue Securities Trust 2022-R06
5.031%, due 05/25/42 (SOFR 30 Day Average + 2.750%) (b)(c)		91,205		91,125
Connecticut Avenue Securities Trust 2022-R08
Series FLT, 5.905%, due 07/25/42 (SOFR 30 Day Average + 3.600%) (b)(c)		300,000		282,047
Connecticut Avenue Securities Trust 2022-R09
Series FLT, 4.781%, due 09/25/42 (SOFR 30 Day Average + 2.500%) (b)(c)		175,000		174,885
Fannie Mae Connecticut Avenue Securities
Series 1M2, 7.084%, due 05/27/25 (1 Month U.S. LIBOR + 4.000%) (b)		127,717		129,926
Series 2015-C04, 8.634%, due 04/25/28 (1 Month U.S. LIBOR + 5.550%) (b)		79,676		82,359
Series 2017-C07, 5.584%, due 05/28/30 (1 Month U.S. LIBOR + 2.500%) (b)		255,298		253,228
Series 2018-C06, 5.084%, due 03/25/31 (1 Month U.S. LIBOR + 2.000%) (b)		262,361		261,285
Series 2018-C06, 5.184%, due 03/25/31 (1 Month U.S. LIBOR + 2.100%) (b)		360,453		354,051
FNCL 2 10/20
2.000%, due 03/25/50		99,000		80,107
FNMA TBA 30YR TBA 4% OCT
4.000%, due 10/15/41		85,000		78,784
FNMA TBA 30YR TBA 4.50% OCT
4.500%, due 10/15/41		453,000		430,492
				2,817,228
Federal National Mortgage Association Interest-Only Strips - 1.1%
Fannie Mae Interest Strip
3.500%, due 04/01/44		2,406,270		399,643
Fannie Mae REMICS
Series 2013-60, 3.000%, due 06/25/31		2,164,853		59,908
Series 2014-63, 3.500%, due 06/25/33		893,448		25,689
Series 2007-50, 3.366%, due 06/25/37 (6.450% - 1 Month U.S. LIBOR) (b)		2,146,374		232,116
Series 2009-52, 5.000%, due 07/25/39		83,923		14,786
Series 2009-78, 3.656%, due 10/25/39 (6.740% - 1 Month U.S. LIBOR) (b)		2,878,470		375,232
Series 2009-86, 5.500%, due 10/25/39		73,135		13,791
Series 2011-124, 3.416%, due 12/25/41 (6.500% - 1 Month U.S. LIBOR) (b)		401,003		49,093
Series 2012-20, 3.366%, due 03/25/42 (6.450% - 1 Month U.S. LIBOR) (b)		401,941		44,528
Series 2012-76, 2.916%, due 07/25/42 (6.000% - 1 Month U.S. LIBOR) (b)		191,353		20,792
Series 2014-28, 2.966%, due 05/25/44 (6.050% - 1 Month U.S. LIBOR) (b)		867,060		80,186
Series 2017-53, 4.000%, due 07/25/47		158,816		26,146
Series 2008-22, 3.076%, due 04/25/48 (6.160% - 1 Month U.S. LIBOR) (b)		1,476,795		150,607
Series PS, 2.966%, due 07/25/49 (6.050% - 1 Month U.S. LIBOR) (b)		4,920,140		551,612
Series QS, 2.866%, due 01/25/50 (5.950% - 1 Month U.S. LIBOR) (b)		4,910,444		632,837
				2,676,966
Government National Mortgage Association Interest-Only Strips - 0.2%
Government National Mortgage Association
Series 2010-133, 3.131%, due 10/16/40 (6.070% - 1 Month U.S. LIBOR) (b)		2,306,886		129,880
Series 2014-102, 2.636%, due 02/20/44 (5.650% - 1 Month U.S. LIBOR) (b)		1,800,930		111,734
Series 2018-083, 5.000%, due 01/20/48		896,362		130,366
				371,980
Total Agency Mortgage-Backed Obligations (Cost $17,435,795)				14,841,744

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.3%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-280P, 5.532%, due 09/15/34 (1 Month U.S. LIBOR + 2.827%) (b)(c)		168,000		160,616
ACE Securities Corp Mortgage Loan Trust Series 2007-D1
Series 2007-D1, 6.930%, due 02/25/38 (c)		367,356		297,730
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 5.918%, due 04/17/34 (1 Month U.S. LIBOR + 3.100%) (b)(c)		135,000		124,875
Alternative Loan Trust 2006-HY11
Series A-1, 3.324%, due 06/25/36 (1 Month U.S. LIBOR + 0.240%) (b)		252,536		232,780
Alternative Loan Trust 2006-OA6
Series FLT, 3.504%, due 07/25/46 (1 Month U.S. LIBOR + 0.420%) (b)		1,163,763		940,750
Alternative Loan Trust 2007-16CB
Series 2007-16CB, 6.250%, due 08/25/37		507,903		294,539
Alternative Loan Trust 2007-OA4
Series 2007-OA4, 3.424%, due 05/25/47 (1 Month U.S. LIBOR + 0.340%) (b)		277,587		248,800
Angel Oak Mortgage Trust I LLC 2019-2
Series 2019-2, 6.286%, due 03/25/49 (c)(d)		1,300,000		1,272,382
Arroyo Mortgage Trust 2019-1
Series 2019-1, 3.805%, due 01/25/49 (c)(d)		57,963		53,967
Arroyo Mortgage Trust 2019-2
Series 2019-2, 3.800%, due 04/25/49 (c)(d)		112,574		102,875
BBCMS 2019-BWAY Mortgage Trust
Series 2019-BWAY, 5.668%, due 11/15/34 (1 Month U.S. LIBOR + 2.850%) (b)(c)		100,000		93,565
BCRR 2016-FRR3 Trust
Series TRUST, 4.294%, due 05/27/26 (1 Month U.S. LIBOR + 18.348%) (b)(c)		797,720		705,391
Bear Stearns ARM Trust 2004-10
Series 2004-10, 3.271%, due 01/25/35 (d)		178,101		164,335
Benchmark 2018-B2 Mortgage Trust
Series 2018-B2, 4.381%, due 02/17/51 (d)		150,000		129,058
Benchmark 2020-IG3 Mortgage Trust
Series 2020-IG3, 3.390%, due 09/17/48 (c)(d)		1,000,000		814,854
BF 2019-NYT Mortgage Trust
Series 2019-NYT, 5.318%, due 12/17/35 (1 Month U.S. LIBOR + 2.500%) (b)(c)		325,000		298,299
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-BOCA, 5.164%, due 05/15/35 (1 Month SOFR Rate + 2.319%) (b)(c)		100,000		98,361
BPR Trust 2021-TY
Series 2021-TY, 5.168%, due 09/15/38 (1 Month U.S. LIBOR + 2.350%) (b)(c)		167,000		159,814
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 3.738%, due 10/15/36 (1 Month U.S. LIBOR + 0.920%) (b)(c)		381,490		375,773
BX Commercial Mortgage Trust 2021-CIP
Series 2021-CIP, 3.739%, due 12/15/38 (1 Month U.S. LIBOR + 0.921%) (b)(c)		110,000		105,887
BX Commercial Mortgage Trust 2021-SOAR
Series TR, 5.168%, due 06/15/38 (1 Month U.S. LIBOR + 2.350%) (b)(c)		992,482		921,335
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT, 3.518%, due 09/15/36 (1 Month U.S. LIBOR + 0.700%) (b)(c)		115,000		109,786
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT, 5.218%, due 09/15/36 (1 Month U.S. LIBOR + 2.400%) (b)(c)		167,000		155,229
BX Trust 2018-GW
Series 2018-GW, 5.738%, due 05/15/37 (1 Month U.S. LIBOR + 2.920%) (b)(c)		83,000		77,999
BX Trust 2019-CALM
Series 2019-CALM, 4.818%, due 11/15/32 (1 Month U.S. LIBOR + 2.000%) (b)(c)		136,500		128,189
BX TRUST 2021-BXMF
Series 2021-BXMF, 6.168%, due 10/15/38 (1 Month U.S. LIBOR + 3.350%) (b)(c)		162,000		150,485
BX Trust 2022-GPA
Series 2022-GPA, 4.665%, due 08/15/39 (1 Month SOFR Rate + 2.165%) (b)(c)		180,000		179,327
BX Trust 2022-GPA
Series 2022-GPA, 5.164%, due 08/15/39 (1 Month SOFR Rate + 2.664%) (b)(c)		110,000		108,214
BX Trust 2022-GPA
Series 2022-GPA, 6.561%, due 08/15/39 (1 Month SOFR Rate + 4.061%) (b)(c)		75,000		74,767
CAMB COML MTG TR 2019-LIFE
Series 2019-LIFE, 3.888%, due 12/15/37 (1 Month U.S. LIBOR + 1.070%) (b)(c)		100,000		98,407
CHL Mortgage Pass-Through Trust 2007-HY5
Series 2007-HY5, 4.029%, due 09/25/37 (d)		740,494		622,376
CIM Trust 2018-INV1
Series 2018-INV1, 4.000%, due 08/25/48 (c)(d)		247,283		229,616
CIM Trust 2019-INV2
Series 2019-INV2, 4.000%, due 05/25/49 (c)(d)		18,790		17,717
CIM Trust 2019-J1
Series 2019-J1, 3.948%, due 08/25/49 (c)(d)		179,076		159,067
Citigroup Commercial Mortgage Trust 2013-GC17
Series D, 5.252%, due 11/13/46 (c)(d)		100,000		90,699
Citigroup Commercial Mortgage Trust 2015-GC27
Series C, 4.565%, due 02/12/48 (d)		164,000		151,830
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 4.099%, due 07/12/49 (c)(d)		500,000		404,497
Citigroup Commercial Mortgage Trust 2018-C6
Series D, 5.233%, due 11/10/51 (c)(d)		380,000		313,709
Citigroup Commercial Mortgage Trust 2019-SMRT
Series E, 4.903%, due 01/11/36 (c)(d)		116,000		109,334
Citigroup Mortgage Loan Trust 2015-RP2
Series B-4, 4.250%, due 01/25/53 (c)		570,543		535,357
Citigroup Mortgage Loan Trust 2019-E
Series 2019-E, 3.228%, due 11/25/70 (c)		463,957		463,400
COLT 2022-5 Mortgage Loan Trust
Series 2022-5, 4.550%, due 04/25/67 (c)(d)		93,593		89,288
Credit Suisse Mortgage Capital Certificates 2019-ICE4
Series 2019-ICE4, 3.798%, due 05/15/36 (1 Month U.S. LIBOR + 0.980%) (b)(c)		240,000		236,404
CSAIL 2020-C19 Commercial Mortgage Trust
Series 2020-C19, 2.500%, due 03/17/53 (c)		400,000		254,305
CSMC 2020-NET
Series 2020-NET, 3.828%, due 08/17/37 (c)(d)		118,000		103,829
CSMC Series 2019-NQM1
Series 2019-NQM1, 2.656%, due 10/25/59 (c)		18,541		17,790
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP, 5.418%, due 06/15/33 (1 Month U.S. LIBOR + 2.600%) (b)(c)		140,000		126,377
DBUBS 2011-LC2 Mortgage Trust
Series 2011-LC2, 4.000%, due 07/12/44 (1 Month U.S. LIBOR + 3.650%) (b)(c)		6,896		6,743
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67 (SOFR 30 Day Average + 1.700%) (c)(d)		555,766		527,634
First Republic Mortgage Trust 2020-1
Series B-1, 2.881%, due 04/25/50 (c)(d)		695,638		554,869
Flagstar Mortgage Trust 2018-6RR
Series 2018-6RR, 4.916%, due 10/25/48 (c)(d)		458,580		429,796
Fontainebleau Miami Beach Trust 2019-FBLU
Series F, 4.095%, due 12/12/36 (c)(d)		120,000		107,285
Fontainebleau Miami Beach Trust 2019-FBLU
Series G, 4.095%, due 12/12/36 (c)(d)		112,000		99,004
FREMF 2018-KF49 Mortgage Trust
Series 2018-KF49, 4.453%, due 06/25/25 (1 Month U.S. LIBOR + 1.900%) (b)(c)		38,230		37,814
FREMF 2019-KF71 Mortgage Trust
Series 2019-KF71, 8.553%, due 10/25/29 (1 Month U.S. LIBOR + 6.000%) (b)(c)		166,107		160,801
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.000%, due 05/25/29 (c)		400,000		228,224
GCAT 2020-3 LLC
Series LLC, 2.981%, due 09/25/25 (c)		798,907		781,383
GCAT 2022-NQM4 Trust
Series 2022-NQM4, 5.269%, due 08/25/67 (c)		99,584		97,396
GS Mortgage Securities Corp Trust 2018-RIVR
Series C, 4.068%, due 07/16/35 (1 Month U.S. LIBOR + 1.250%) (b)(c)		122,000		114,116
GS Mortgage Securities Corp Trust 2018-RIVR
Series F, 4.918%, due 07/16/35 (1 Month U.S. LIBOR + 2.100%) (b)(c)		1,000,000		798,306
GS Mortgage-Backed Securities Corp Trust 2020-PJ6
Series A-4, 2.500%, due 05/25/51 (c)(d)		345,662		277,269
GS Mortgage-Backed Securities Trust 2022-PJ1
Series 2022-PJ1, 2.500%, due 05/25/52 (c)(d)		283,226		219,456
GSAA Home Equity Trust 2005-6
Series 2005-6, 3.729%, due 06/25/35 (1 Month U.S. LIBOR + 0.645%) (b)		506,249		509,430
GSAA Home Equity Trust 2006-4
Series 2006-4, 2.986%, due 03/25/36 (d)		415,468		266,234
GSAA Home Equity Trust 2007-7
Series 2007-7, 3.624%, due 07/25/37 (1 Month U.S. LIBOR + 0.540%) (b)		146,975		139,281
GSCG Trust 2019-600C
Series 2019-600C, 4.118%, due 09/06/34 (c)(d)		183,000		162,141
Home RE 2021-1 Ltd.
Series LTD, 5.384%, due 07/25/33 (1 Month U.S. LIBOR + 2.300%) (b)(c)		500,000		473,474
Homeward Opportunities Fund Trust 2020-BPL1
Series A2, 5.438%, due 08/25/25 (c)		312,700		312,258
Hundred Acre Wood Trust 2021-INV1
Series A27, 2.500%, due 07/25/51 (c)(d)		341,966		265,825
INTOWN 2022-STAY Mortgage Trust
Series 2022-STAY, 6.131%, due 08/17/37 (1 Month SOFR Rate + 3.286%) (b)(c)		140,000		137,570
JP Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series D, 4.767%, due 07/08/31 (c)(d)		382,000		330,969
JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series E, 4.978%, due 07/15/36 (1 Month U.S. LIBOR + 2.160%) (b)(c)		125,000		118,155
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.542%, due 07/08/33 (c)(d)		1,400,000		1,267,000
JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 3.97200, 3.972%, due 01/16/37 (c)		100,000		84,500
JP Morgan Mortgage Trust 2018-8
Series 2018-8, 4.065%, due 01/25/49 (c)(d)		458,040		412,640
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.150%, due 03/25/50 (c)(d)		188,706		157,431
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.500%, due 03/25/50 (c)(d)		9,708		8,927
JP Morgan Mortgage Trust 2020-4
Series 2020-4, 3.000%, due 11/25/50 (c)(d)		209,560		182,115
JP Morgan Mortgage Trust 2022-5
Series 2022-5, 2.800%, due 09/25/52 (c)(d)		483,715		388,333
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series D, 3.944%, due 02/18/48 (c)(d)		124,000		103,886
Legacy Mortgage Asset Trust 2020-GS3
Series A2, 4.000%, due 05/25/60 (c)		900,000		868,440
Life 2022-BMR Mortgage Trust
Series A-1, 4.141%, due 05/17/38 (1 Month SOFR Rate + 1.295%) (b)(c)		270,000		269,825
Life 2022-BMR Mortgage Trust
Series B, 4.639%, due 05/17/38 (1 Month SOFR Rate + 1.794%) (b)(c)		250,000		241,487
Life 2022-BMR Mortgage Trust
Series D, 5.387%, due 05/17/38 (1 Month SOFR Rate + 2.542%) (b)(c)		205,000		194,112
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 4.755%, due 03/12/49 (c)(d)		274,000		251,781
Med Trust 2021-MDLN
Series 2021-MDLN, 8.068%, due 11/15/38 (1 Month U.S. LIBOR + 5.250%) (b)(c)		161,000		148,489
MFA 2020-NQM3 Trust
1.632%, due 01/26/65 (c)(d)		138,407		126,895
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-MHC, 5.419%, due 04/15/38 (1 Month U.S. LIBOR + 2.601%) (b)(c)		300,000		276,395
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-C34, 4.315%, due 11/18/52 (d)		170,000		147,516
Morgan Stanley Capital I Trust 2018-SUN
Series 2018-SUN, 5.368%, due 07/16/35 (1 Month U.S. LIBOR + 2.550%) (b)(c)		60,000		56,867
Morgan Stanley Capital I Trust 2019-NUGS
Series E, 5.062%, due 12/15/36 (1 Month U.S. LIBOR + 2.244%) (b)(c)		147,000		141,797
Morgan Stanley Capital I Trust 2019-NUGS
Series F, 5.662%, due 12/15/36 (1 Month U.S. LIBOR + 2.844%) (b)(c)		125,000		119,573
Morgan Stanley Capital I Trust 2019-PLND
Series E, 4.968%, due 05/15/36 (1 Month U.S. LIBOR + 2.150%) (b)(c)		189,000		167,468
MSCG Trust 2018-SELF
Series 2018-SELF, 5.868%, due 10/15/37 (1 Month U.S. LIBOR + 3.050%) (b)(c)		150,000		139,085
NewRez Warehouse Securitization Trust 2021-1
Series 21-1, 8.334%, due 05/25/55 (1 Month U.S. LIBOR + 5.250%) (b)(c)		1,000,000		994,982
One New York Plaza Trust 2020-1NYP
Series C, 5.018%, due 01/15/26 (1 Month U.S. LIBOR + 2.200%) (b)(c)		160,000		151,631
PR Mortgage Loan Trust 2014-1
Series 2014-1, 5.874%, due 10/25/49 (c)(d)(e)		1,202,960		1,078,847
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51 (c)(d)		200,000		119,048
RATE Mortgage Trust 2021-HB1
Series FLT, 2.500%, due 12/25/51 (c)(d)		478,170		370,507
RCKT Mortgage Trust 2021-1
Series 2021-1, 2.721%, due 03/25/51 (c)(d)		479,799		344,582
Renaissance Home Equity Loan Trust 2004-4
Series 2004-4, 5.818%, due 02/25/35		325,176		278,013
RLGH Trust 2021-TROT
Series 2021-TROT, 4.532%, due 04/15/36 (1 Month U.S. LIBOR + 1.714%) (b)(c)		175,000		172,335
Sequoia Mortgage Trust 2021-3
Series B-3, 2.653%, due 05/25/51 (c)(d)		483,368		314,545
Soho Trust 2021-SOHO
Series 2021-SOHO, 2.786%, due 08/12/38 (c)(d)		168,000		130,976
SREIT Trust 2021-IND
Series 2021-IND, 5.353%, due 10/15/38 (1 Month U.S. LIBOR + 2.535%) (b)(c)		164,000		148,422
TTAN 2021-MHC
Series 2021-MHC, 5.718%, due 03/15/38 (1 Month U.S. LIBOR + 2.900%) (b)(c)		199,365		185,114
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C4, 4.678%, due 10/17/50 (d)		250,000		214,481
Velocity Commercial Capital Loan Trust 2020-2
5.000%, due 05/25/50 (c)(d)		500,000		459,345
Verus Securitization Trust 2022-4
Series A-2, 4.740%, due 04/25/67 (c)(d)		182,040		174,298
Verus Securitization Trust 2022-INV1
Series 2022-INV1, 5.041%, due 08/25/67 (c)		98,675		96,112
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
Series 2007-HY3, 2.921%, due 03/25/37 (d)		381,923		318,495
Wells Fargo Commercial Mortgage Trust 2021-C59
Series E, 2.500%, due 04/17/54 (c)		400,000		235,120
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 3.497%, due 08/16/47 (c)		300,000		256,477
Total Non-Agency Mortgage-Backed Obligations (Cost $34,992,336)				31,557,309

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 1.8%
BANK 2017-BNK8
Series 2017-BNK8, 1.400%, due 11/17/50 (c)(d)		7,050,000		402,518
BANK 2018-BNK11
Series 2018-BNK11, 0.606%, due 03/17/61 (d)		11,364,661		239,269
BANK 2019-BNK21
Series 2019-BNK21, 0.966%, due 10/18/52 (d)		4,097,516		177,634
BANK 2020-BNK30
Series 2020-BNK30, 1.424%, due 12/17/53 (d)		1,274,696		91,132
Barclays Commercial Mortgage Trust 2019-C3
Series 2019-C3, 1.494%, due 05/17/52 (d)		1,450,755		92,496
BBCMS Mortgage Trust 2021-C11
Series 2021-C11, 1.640%, due 09/17/54 (c)(d)		1,255,000		131,831
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 1.750%, due 07/17/51 (c)(d)		7,000,000		561,931
Benchmark 2019-B10 Mortgage Trust
Series 2019-B10, 1.061%, due 03/17/62 (c)(d)		2,820,000		137,738
Benchmark 2020-B17 Mortgage Trust
Series 2020-B17, 1.539%, due 03/17/53 (d)		2,532,864		156,878
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 1.915%, due 07/17/53 (d)		1,554,518		125,372
Benchmark 2021-B25 Mortgage Trust
Series 2021-B25, 1.223%, due 04/17/54 (d)		2,228,120		141,639
CD 2017-CD4 Mortgage Trust
Series 2017-CD4, 1.383%, due 05/12/50 (d)		1,398,622		59,044
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4, 1.770%, due 05/10/58 (d)		655,748		28,004
CFCRE Commercial Mortgage Trust 2017-C8
Series 2017-C8, 1.646%, due 06/17/50 (d)		1,109,676		56,581
Citigroup Commercial Mortgage Trust 2016-C1
Series XA, 1.989%, due 05/10/49 (d)		744,109		38,416
Citigroup Commercial Mortgage Trust 2017-P8
Series X-A, 1.019%, due 09/16/50 (d)		981,123		32,463
Citigroup Commercial Mortgage Trust 2019-C7
Series X-A, 0.996%, due 12/16/72 (d)		6,229,471		280,468
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CCRE12, 1.240%, due 10/15/46 (d)		2,933,340		22,107
COMM 2015-LC21 Mortgage Trust
Series 2015-LC21, 0.807%, due 07/10/48 (d)		1,357,833		19,219
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-C6, 2.028%, due 01/15/49 (d)		616,362		30,821
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-CX10, 0.889%, due 11/17/50 (d)		4,752,931		127,497
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-CX12, 0.725%, due 08/17/51 (d)		4,463,112		111,291
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.100%, due 04/25/29 (c)		5,096,531		18,394
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.100%, due 05/25/29 (c)		570,000		2,594
GS Mortgage Securities Corp II
Series 2013-GC10, 1.595%, due 02/10/46 (d)		1,459,741		106
GS Mortgage Securities Trust 2011-GC3
Series 2011-GC3, 0.000%, due 03/10/44 (c)(d)(e)		514,681		1,562
GS Mortgage Securities Trust 2019-GC42
Series X-A, 0.931%, due 09/12/52 (d)		2,312,990		92,611
GS Mortgage Securities Trust 2020-GC47
Series X-A, 1.245%, due 05/14/53 (d)		1,463,631		92,767
GS Mortgage Securities Trust 2020-GSA2
Series X-A, 1.843%, due 12/12/53 (c)(d)		1,205,573		114,013
JPMBB Commercial Mortgage Securities Trust 2014-C19
Series X-A, 0.785%, due 04/17/47 (d)		13,427,230		79,155
JPMDB Commercial Mortgage Securities Trust 2016-C2
Series X-A, 1.646%, due 06/17/49 (d)		910,406		35,741
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 1.853%, due 03/12/49 (c)(d)		888,110		25,442
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-5, 0.945%, due 03/11/50 (c)(d)		1,926,126		42,248
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 1.098%, due 11/19/46 (d)		4,676,976		29,072
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19
Series 2014-C19, 1.102%, due 12/17/47 (d)		2,108,100		31,444
Morgan Stanley Capital I Trust 2016-UBS12
Series X-A, 0.791%, due 12/17/49 (d)		2,687,700		58,010
PMTT4
Series 2017-PM1, 0.000%, due 10/26/48 (c)		166,689,525		210,996
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-C5, 2.040%, due 10/13/48 (d)		971,069		45,604
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C9, 1.094%, due 03/17/51 (d)		2,331,264		91,459
Wells Fargo Commercial Mortgage Trust 2018-C45
Series X-A, 0.949%, due 06/16/51 (d)		5,079,573		180,352
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $6,573,983)				4,215,919

ASSET-BACKED SECURITIES - 5.8%
Air Canada 2017-1 Class B Pass Through Trust
Series 2017-1, 3.700%, due 07/15/31 (c)		608,466		543,055
AMSR 2021-SFR1 Trust
Series 2021-SFR1, 2.900%, due 06/19/40 (c)		1,200,000		927,596
AMSR 2021-SFR3 Trust
Series 2021-SFR3, 4.896%, due 10/09/26 (c)		550,000		468,761
Applebee's Funding LLC
Series 2019-1, 4.194%, due 06/05/49 (c)		148,500		140,995
Series 2019-1, 4.723%, due 06/05/49 (c)		99,000		92,082
AQUA FIN TR 2021-A
Series 2021-A, 1.540%, due 07/17/46 (c)		104,040		94,485
Bojangles Issuer LLC
Series LLC, 3.832%, due 10/20/50 (c)		99,500		89,696
CARDS II Trust
Series 2021-1, 0.931%, due 04/15/27 (c)		150,000		140,638
Carmax Auto Owner Trust 2019-3
Series 2019-3, 2.850%, due 01/15/26		100,000		97,965
Castlelake Aircraft Structured Trust 2019-1
Series 2091-1, 6.899%, due 04/15/39 (c)		971,875		484,969
Commonbond Student Loan Trust 2018-BGS
Series C, 4.120%, due 09/25/45 (c)		8,470		7,527
Countrywide Asset-Backed Certificates
Series 2006-6, 3.424%, due 09/25/36 (1 Month U.S. LIBOR + 0.340%) (b)		146,179		146,342
DB Master Finance LLC
Series 2019-1, 4.021%, due 05/20/49 (c)		87,300		81,334
Domino's Pizza Master Issuer LLC
Series 3.15100, 3.151%, due 04/25/51 (c)		98,750		78,338
First Franklin Mortgage Loan Trust 2004-FF10
Series M-1, 4.359%, due 07/25/34 (1 Month U.S. LIBOR + 1.275%) (b)		174,861		182,582
FirstKey Homes 2020-SFR2 Trust
Series TR, 1.266%, due 10/19/37 (c)		99,193		89,516
GM Financial Automobile Leasing Trust 2022-3
Series C, 5.130%, due 08/20/26		250,000		246,562
Home Partners of America 2019-1 Trust
Series 2019-1, 3.157%, due 09/19/39 (c)		81,289		73,564
Jack in the Box Funding LLC
Series 4.47600, 4.476%, due 08/25/49 (c)		11,820		10,724
Marlette Funding Trust 2022-3
Series 2022-3, 5.180%, due 11/15/32 (c)		150,000		149,539
Mill City Solar Loan 2019-2 Ltd.
Series 2019-2, 3.690%, due 07/20/43 (c)		80,409		75,638
Morgan Stanley ABS Capital I Inc Trust 2006-NC1
Series 2006-NC1, 3.654%, due 12/25/35 (1 Month U.S. LIBOR + 0.570%) (b)		349,333		354,671
Mosaic Solar Loan Trust 2018-1
Series 2018-1, 4.010%, due 06/22/43 (c)		185,815		176,436
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.200%, due 02/22/44 (c)		196,337		181,521
Series 2018-2-GS, 4.740%, due 02/22/44 (c)		244,797		235,837
MVW Owner Trust 2018-1
Series 2018-1, 3.450%, due 01/21/36 (c)		25,117		24,596
Navient Private Education Refi Loan Trust 2020-H
Series A, 1.310%, due 01/15/69 (c)		102,950		92,425
Navient Private Education Refi Loan Trust 2021-F
Series A, 1.110%, due 02/18/70 (c)		516,087		433,677
Neighborly Issuer LLC
Series A-2, 3.584%, due 04/30/51 (c)		493,750		412,471
Progress Residential 2020-SFR3 Trust
Series TR, 4.105%, due 10/19/37 (c)		2,000,000		1,804,620
Progress Residential 2021-SFR3
Series TR, 4.254%, due 05/19/38 (c)		1,100,000		950,011
Progress Residential Trust
Series TR, 4.003%, due 07/19/38 (c)		700,000		595,703
Santander Drive Auto Receivables Trust 2022-3
Series C, 4.490%, due 08/15/29		200,000		194,363
Sofi Consumer Loan Program 2018-3 Trust
Series C, 4.670%, due 08/25/27 (c)		76,877		76,283
SoFi Consumer Loan Program 2018-4 Trust
Series D, 4.760%, due 11/26/27 (c)		363,017		362,753
Sofi Professional Loan Program 2018-C Trust
Series R-1, 0.000%, due 01/25/48 (c)(e)		10,000		144,159
SoFi Professional Loan Program 2021-A Trust
0.000%, due 08/17/43 (c)		23,000		389,852
SoFi Professional Loan Program 2021-B Trust
Series TR, 0.000%, due 02/15/47 (c)(e)		10,000		494,067
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC3
Series A3, 3.404%, due 10/25/36 (1 Month U.S. LIBOR + 0.320%) (b)		507,021		493,788
Sunnova Sol II Issuer LLC
Series A, 2.730%, due 11/01/55 (c)		478,638		378,311
Sunrun Xanadu Issuer 2019-1 LLC
Series 2019-1, 3.980%, due 06/30/54 (c)		112,203		104,704
Taco Bell Funding LLC
Series 2016-1, 4.970%, due 05/25/46 (c)		410,268		398,569
Series 1.94600, 1.946%, due 08/25/51 (c)		99,250		83,080
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-1, 5.875%, due 10/15/27		114,606		109,735
VOLT XCII LLC
Series 2021-NPL1, 4.949%, due 02/27/51 (c)		700,000		575,540
Wendy's Funding LLC
Series 2019-1, 3.783%, due 06/15/49 (c)		91,250		83,870
Wingstop Funding LLC
Series 2020-1, 2.841%, due 12/05/50 (c)		248,125		212,207
Zaxby's Funding LLC
Series 2021-1, 3.238%, due 07/30/51 (c)		148,500		122,677
Total Asset-Backed Securities (Cost $16,207,121)				13,707,834

COLLATERALIZED LOAN OBLIGATIONS - 4.8%
ACREC 2021-FL1 Ltd.
Series 2021-FL1, 5.143%, due 10/20/36 (1 Month U.S. LIBOR + 2.150%) (b)(c)		375,000		358,580
ALM 2020 Ltd.
Series 2020-1, 4.362%, due 10/15/29 (3 Month U.S. LIBOR + 1.850%) (b)(c)		500,000		487,310
Arbor Realty Collateralized Loan Obligation 2020-FL1 Ltd.
Series 2020-FL1, 5.410%, due 02/15/35 (1 Month SOFR Rate + 2.564%) (b)(c)		170,000		161,474
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
Series 2021-FL4, 5.718%, due 11/17/36 (1 Month U.S. LIBOR + 2.900%) (b)(c)(e)		275,000		253,981
Ares XLIX CLO Ltd.
Series 2018-49, 4.709%, due 07/22/30 (3 Month U.S. LIBOR + 1.950%) (b)(c)		1,000,000		925,557
Atrium IX
Series 2013-40R, 6.643%, due 05/28/30 (3 Month U.S. LIBOR + 3.600%) (b)(c)		500,000		450,915
BDS 2020-FL5 Ltd.
Series LTD, 5.183%, due 02/18/37 (1 Month SOFR Rate + 2.164%) (b)(c)(e)		340,000		326,516
BlueMountain CLO XXVIII Ltd.
Series C, 4.512%, due 04/17/34 (3 Month U.S. LIBOR + 2.000%) (b)(c)		250,000		223,542
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1R, 5.532%, due 01/30/31 (3 Month U.S. LIBOR + 2.750%) (b)(c)		250,000		212,382
Canyon Capital CLO 2021-2 Ltd.
Series D, 5.862%, due 04/17/34 (3 Month U.S. LIBOR + 3.350%) (b)(c)		500,000		435,349
CIFC Funding 2015-IV Ltd.
Series IVR2, 4.610%, due 04/20/34 (3 Month U.S. LIBOR + 1.900%) (b)(c)		250,000		224,694
CIFC Funding 2021-IV Ltd.
Series 2021-IV, 5.412%, due 07/15/33 (3 Month U.S. LIBOR + 2.900%) (b)(c)		500,000		443,192
CLNC 2019-FL1 Ltd.
Series 2019-FL1, 5.033%, due 08/17/35 (1 Month SOFR Rate + 2.014%) (b)(c)		100,000		99,419
Columbia Cent CLO 27 Ltd.
Series 2018-27R, 6.613%, due 01/25/35 (3 Month U.S. LIBOR + 3.830%) (b)(c)		500,000		444,734
Dryden 40 Senior Loan Fund
Series 2015-40R, 5.005%, due 08/15/31 (3 Month U.S. LIBOR + 2.100%) (b)(c)		500,000		467,360
Goldentree Loan Management US CLO 2 Ltd.
Series D, 5.360%, due 11/29/30 (3 Month U.S. LIBOR + 2.650%) (b)(c)		500,000		445,806
Greystone CRE Notes 2019-FL2 Ltd.
Series C, 4.818%, due 09/15/37 (1 Month U.S. LIBOR + 2.000%) (b)(c)(e)		200,000		192,967
Greystone CRE Notes 2019-FL2 Ltd.
Series D, 5.218%, due 09/15/37 (1 Month U.S. LIBOR + 2.400%) (b)(c)(e)		183,000		177,967
Hayfin Kingsland VIII Ltd.
Series 2018-8, 4.190%, due 04/21/31 (3 Month U.S. LIBOR + 1.480%) (b)(c)		500,000		475,881
LCM XXIV Ltd.
Series LTD, 4.610%, due 03/20/30 (3 Month U.S. LIBOR + 1.900%) (b)(c)		250,000		228,353
Madison Park Funding XXI Ltd.
Series FLT, 4.712%, due 10/15/32 (3 Month U.S. LIBOR + 2.200%) (b)(c)		250,000		230,549
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series C, 4.490%, due 04/18/33 (3 Month U.S. LIBOR + 1.750%) (b)(c)		250,000		229,197
Octagon Investment Partners 31 Ltd.
Series C-R, 4.760%, due 07/22/30 (3 Month U.S. LIBOR + 2.050%) (b)(c)		280,000		261,589
Octagon Investment Partners XIV Ltd.
Series LTD, 6.412%, due 07/16/29 (3 Month U.S. LIBOR + 3.900%) (b)(c)		500,000		437,540
OHA Credit Funding 5 Ltd.
Series E, 8.990%, due 04/18/33 (3 Month U.S. LIBOR + 6.250%) (b)(c)		500,000		434,971
OHA Credit Funding 8 Ltd.
Series 2021-8, 4.640%, due 01/18/34 (3 Month U.S. LIBOR + 1.900%) (b)(c)		250,000		226,378
OHA Credit Partners XIII Ltd.
Series D-R, 5.932%, due 10/23/34 (3 Month U.S. LIBOR + 3.200%) (b)(c)		500,000		441,174
OHA Loan Funding 2013-1 Ltd.
Series FLT, 4.853%, due 07/23/31 (3 Month U.S. LIBOR + 2.070%) (b)(c)		500,000		469,488
Palmer Square Loan Funding 2022-2 Ltd.
Series B, 3.288%, due 10/15/30 (3 Month SOFR Rate + 2.200%) (b)(c)		800,000		736,691
TCI-Flatiron Clo 2018-1 Ltd.
Series C-R, 4.556%, due 01/29/32 (3 Month U.S. LIBOR + 1.750%) (b)(c)		250,000		226,533
TCW CLO 2021-1 Ltd.
Series LTD, 4.610%, due 03/20/34 (3 Month U.S. LIBOR + 1.900%) (b)(c)		250,000		225,015
Wind River 2014-3 CLO Ltd.
Series FLT, 6.159%, due 10/22/31 (3 Month U.S. LIBOR + 3.400%) (b)(c)		500,000		432,802
Total Collateralized Loan Obligations (Cost $12,425,065)				11,387,906

CORPORATE BONDS - 20.8%
Basic Materials - 0.9%
Arconic Corp.
6.125%, due 02/15/28 (c)		55,000		48,812
ASP Unifrax Holdings, Inc.
5.250%, due 09/30/28 (c)		50,000		38,500
Cleveland-Cliffs, Inc.
4.625%, due 03/01/29 (c)(a)		295,000		246,325
4.875%, due 03/01/31 (c)(a)		180,000		148,500
Coeur Mining, Inc.
5.125%, due 02/15/29 (c)(a)		25,000		18,000
CVR Partners LP
6.125%, due 06/15/28 (c)		30,000		26,172
Ecolab, Inc.
1.000%, due 01/15/24	EUR	150,000		143,155
Freeport-McMoRan, Inc.
4.125%, due 03/01/28		$25,000		22,375
4.375%, due 08/01/28		50,000		44,813
4.625%, due 08/01/30		400,000		350,000
5.450%, due 03/15/43		480,000		401,400
Glencore Funding LLC
1.625%, due 04/27/26 (c)		80,000		69,146
3.375%, due 09/23/51 (c)		70,000		42,156
Illuminate Buyer LLC
9.000%, due 07/01/28 (c)		25,000		20,719
Iris Holdings, Inc.
8.750%, due 02/15/26 (c)		25,000		22,089
LSF11 A5 HoldCo LLC
6.625%, due 10/15/29 (c)		15,000		11,550
Mativ Holdings, Inc.
6.875%, due 10/01/26 (c)		25,000		22,063
Novelis Corp.
3.875%, due 08/15/31 (c)		25,000		18,625
Olin Corp.
5.125%, due 09/15/27		25,000		22,375
Sasol Financing USA LLC
5.500%, due 03/18/31		200,000		150,000
Tronox, Inc.
4.625%, due 03/15/29 (c)		20,000		14,800
Vibrantz Technologies, Inc.
9.000%, due 02/15/30 (c)		25,000		16,250
Westlake Corp.
0.875%, due 08/15/24		105,000		98,031
WR Grace Holdings LLC
5.625%, due 08/15/29 (c)		60,000		44,700
				2,040,556
Communications - 2.4%
AMC Networks, Inc.
4.250%, due 02/15/29		25,000		18,687
AT&T, Inc.
0.900%, due 03/25/24		73,000		69,096
3.500%, due 09/15/53		280,000		186,806
Audacy Capital Corp.
6.500%, due 05/01/27 (c)		25,000		6,125
Beasley Mezzanine Holdings LLC
8.625%, due 02/01/26 (c)		25,000		19,125
CCO Holdings LLC
5.125%, due 05/01/27 (c)		360,000		324,900
4.750%, due 03/01/30 (c)		230,000		186,300
4.500%, due 08/15/30 (c)		125,000		98,750
4.250%, due 02/01/31 (c)		35,000		26,862
4.750%, due 02/01/32 (c)		30,000		23,325
4.500%, due 06/01/33 (c)		100,000		73,750
4.250%, due 01/15/34 (c)		55,000		39,738
Cengage Learning, Inc.
9.500%, due 06/15/24 (c)(a)		40,000		37,400
Charter Communications Operating LLC
4.908%, due 07/23/25		240,000		234,267
2.800%, due 04/01/31		130,000		98,485
5.750%, due 04/01/48		180,000		145,376
5.125%, due 07/01/49		405,000		298,611
Clear Channel Outdoor Holdings, Inc.
7.500%, due 06/01/29 (c)		55,000		39,875
Comcast Corp.
3.400%, due 04/01/30		125,000		109,701
2.937%, due 11/01/56		106,000		63,046
CommScope Technologies LLC
5.000%, due 03/15/27 (c)		25,000		18,875
CommScope, Inc.
4.750%, due 09/01/29 (c)		40,000		32,400
CSC Holdings LLC
5.250%, due 06/01/24		25,000		23,125
Directv Financing LLC
5.875%, due 08/15/27 (c)		55,000		47,300
DISH DBS Corp.
5.750%, due 12/01/28 (c)		30,000		22,650
5.125%, due 06/01/29		25,000		14,687
Embarq Corp.
7.995%, due 06/01/36		25,000		12,562
Expedia Group, Inc.
5.000%, due 02/15/26		120,000		117,781
3.250%, due 02/15/30		135,000		109,600
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (c)		10,000		9,050
5.000%, due 05/01/28 (c)		25,000		21,375
6.000%, due 01/15/30 (c)		35,000		27,212
GCI LLC
4.750%, due 10/15/28 (c)		25,000		20,562
Gray Escrow II, Inc.
5.375%, due 11/15/31 (c)		25,000		19,437
iHeartCommunications, Inc.
8.375%, due 05/01/27 (a)		25,000		21,000
Liberty Broadband Corp. CVRT
1.250%, due 09/30/50 (c)		245,000		229,145
2.750%, due 09/30/50 (c)		165,000		157,117
Liberty Media Corp. CVRT
0.500%, due 12/01/50 (c)		100,000		104,200
Lumen Technologies, Inc.
5.125%, due 12/15/26 (c)		40,000		34,500
Match Group Holdings II LLC
4.125%, due 08/01/30 (c)		200,000		164,250
McGraw-Hill Education, Inc.
5.750%, due 08/01/28 (c)		30,000		25,125
8.000%, due 08/01/29 (c)		25,000		20,500
MercadoLibre, Inc.
2.375%, due 01/14/26		200,000		170,250
Millennium Escrow Corp.
6.625%, due 08/01/26 (c)		25,000		19,688
Netflix, Inc.
5.875%, due 11/15/28		15,000		14,588
5.375%, due 11/15/29 (c)		77,000		72,380
News Corp.
3.875%, due 05/15/29 (c)		395,000		333,775
5.125%, due 02/15/32 (c)		20,000		17,600
Paramount Global
6.250%, due 02/28/57 (3 Month U.S. LIBOR + 3.899%) (b)		25,000		21,563
6.375%, due 03/30/62 (5 Year CMT Rate + 3.999%) (b)		145,000		125,425
Radiate Holdco LLC
4.500%, due 09/15/26 (c)		25,000		20,563
Scripps Escrow, Inc.
5.875%, due 07/15/27 (c)		45,000		39,150
Sinclair Television Group, Inc.
4.125%, due 12/01/30 (c)		25,000		18,813
Sirius XM Radio, Inc.
5.000%, due 08/01/27 (c)		25,000		22,875
4.125%, due 07/01/30 (c)		235,000		190,938
Spanish Broadcasting System, Inc.
9.750%, due 03/01/26 (c)		25,000		16,000
Sprint Corp.
7.625%, due 03/01/26		25,000		25,875
Stagwell Global LLC
5.625%, due 08/15/29 (c)		25,000		20,437
T-Mobile USA, Inc.
2.250%, due 02/15/26		130,000		115,922
2.625%, due 04/15/26		45,000		40,601
4.750%, due 02/01/28		35,000		33,075
2.625%, due 02/15/29		90,000		74,130
3.375%, due 04/15/29		95,000		82,414
2.875%, due 02/15/31		85,000		68,425
3.500%, due 04/15/31		155,000		130,781
Townsquare Media, Inc.
6.875%, due 02/01/26 (c)		30,000		27,300
Uber Technologies, Inc.
4.500%, due 08/15/29 (c)		30,000		25,200
Uber Technologies, Inc. CVRT
0.000%, due 12/15/25		195,000		161,945
Univision Communications, Inc.
6.625%, due 06/01/27 (c)		25,000		23,500
Urban One, Inc.
7.375%, due 02/01/28 (c)		25,000		21,188
Verizon Communications, Inc.
0.750%, due 03/22/24		54,000		50,930
4.005%, due 05/15/25 (3 Month U.S. LIBOR + 1.100%) (b)		115,000		115,284
3.875%, due 03/01/52		45,000		33,472
Viasat, Inc.
5.625%, due 09/15/25 (c)		25,000		19,063
Viavi Solutions, Inc.
3.750%, due 10/01/29 (c)		25,000		19,906
Zayo Group Holdings, Inc.
6.125%, due 03/01/28 (c)		25,000		17,500
				5,543,234
Consumer, Cyclical - 3.3%
Academy Ltd.
6.000%, due 11/15/27 (c)		25,000		22,750
Adams Homes, Inc.
7.500%, due 02/15/25 (c)		25,000		20,625
Affinity Gaming
6.875%, due 12/15/27 (c)		25,000		20,500
Allison Transmission, Inc.
5.875%, due 06/01/29 (c)		25,000		22,875
American Airlines Group, Inc. CVRT
6.500%, due 07/01/25 (a)		285,000		290,481
American Airlines, Inc.
5.500%, due 04/20/26 (c)		220,000		206,250
5.750%, due 04/20/29 (c)		260,000		226,850
American Axle & Manufacturing, Inc.
5.000%, due 10/01/29 (a)		25,000		18,875
Arko Corp.
5.125%, due 11/15/29 (c)		15,000		11,662
Asbury Automotive Group, Inc.
4.750%, due 03/01/30		25,000		19,500
Bath & Body Works, Inc.
6.750%, due 07/01/36		25,000		20,594
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27 (c)		35,000		30,275
Burlington Stores, Inc. CVRT
2.250%, due 04/15/25		225,000		215,036
Caesars Entertainment, Inc.
6.250%, due 07/01/25 (c)		25,000		24,094
4.625%, due 10/15/29 (c)		55,000		42,075
CCM Merger, Inc.
6.375%, due 05/01/26 (c)		25,000		23,000
Century Communities, Inc.
3.875%, due 08/15/29 (c)		25,000		19,187
Crocs, Inc.
4.125%, due 08/15/31 (c)		25,000		19,000
Dealer Tire LLC
8.000%, due 02/01/28 (c)		5,000		4,375
Delta Air Lines 2020-1 Class A Pass Through Trust
2.500%, due 12/10/29		81,928		68,683
Delta Air Lines, Inc.
2.900%, due 10/28/24		200,000		186,000
4.500%, due 10/20/25 (c)		95,000		92,222
7.375%, due 01/15/26		35,000		35,350
4.375%, due 04/19/28		25,000		21,250
4.750%, due 10/20/28 (c)		735,000		682,875
Dick's Sporting Goods, Inc.
3.150%, due 01/15/32		155,000		118,126
Dollar Tree, Inc.
4.000%, due 05/15/25		240,000		232,465
Ferrellgas LP
5.375%, due 04/01/26 (c)		25,000		21,937
Fertitta Entertainment LLC
6.750%, due 01/15/30 (c)		75,000		57,000
Foot Locker, Inc.
4.000%, due 10/01/29 (c)		25,000		19,312
Ford Motor Co.
3.250%, due 02/12/32		190,000		136,479
6.100%, due 08/19/32		25,000		22,038
Ford Motor Credit Co. LLC
2.748%, due 06/14/24	GBP	100,000		100,456
4.950%, due 05/28/27		$200,000		179,284
4.125%, due 08/17/27		300,000		258,388
2.900%, due 02/16/28		200,000		156,840
3.625%, due 06/17/31		245,000		181,408
Foundation Building Materials, Inc.
6.000%, due 03/01/29 (c)		25,000		18,250
General Motors Financial Co., Inc.
1.200%, due 10/15/24		380,000		348,490
3.500%, due 11/07/24		95,000		91,275
2.400%, due 10/15/28		145,000		114,566
Golden Entertainment, Inc.
7.625%, due 04/15/26 (c)		25,000		24,562
Hilton Domestic Operating Co., Inc.
4.875%, due 01/15/30		160,000		139,200
3.625%, due 02/15/32 (c)		100,000		77,000
Hyatt Hotels Corp.
5.750%, due 04/23/30		148,000		143,106
Installed Building Products, Inc.
5.750%, due 02/01/28 (c)		25,000		22,375
Interface, Inc.
5.500%, due 12/01/28 (c)		25,000		21,375
LBM Acquisition LLC
6.250%, due 01/15/29 (c)		25,000		16,937
LCM Investments Holdings II LLC
4.875%, due 05/01/29 (c)		25,000		19,313
LGI Homes, Inc.
4.000%, due 07/15/29 (c)		25,000		18,625
Lindblad Expeditions LLC
6.750%, due 02/15/27 (c)		25,000		22,000
Lions Gate Capital Holdings LLC
5.500%, due 04/15/29 (c)		60,000		44,550
Lowe's Cos., Inc.
5.625%, due 04/15/53		35,000		32,403
4.450%, due 04/01/62		88,000		65,004
M/I Homes, Inc.
3.950%, due 02/15/30		25,000		18,250
Macy's Retail Holdings LLC
6.125%, due 03/15/32 (c)		25,000		19,125
Marriott International, Inc.
3.125%, due 06/15/26		130,000		120,054
McDonald's Corp.
3.600%, due 07/01/30		125,000		112,331
MGM Resorts International
4.750%, due 10/15/28		20,000		16,850
Midwest Gaming Borrower LLC
4.875%, due 05/01/29 (c)		70,000		57,050
Murphy Oil USA, Inc.
5.625%, due 05/01/27		25,000		23,844
Penn Entertainment, Inc.
4.125%, due 07/01/29 (c)		25,000		19,188
Premier Entertainment Sub LLC
5.625%, due 09/01/29 (c)		35,000		24,150
5.875%, due 09/01/31 (c)		11,000		7,425
Real Hero Merger Sub 2, Inc.
6.250%, due 02/01/29 (c)		25,000		17,875
Scientific Games Holdings LP
6.625%, due 03/01/30 (c)		80,000		64,100
Scientific Games International, Inc.
7.250%, due 11/15/29 (c)		30,000		27,900
Shea Homes LP
4.750%, due 04/01/29 (c)		25,000		19,375
Sizzling Platter LLC
8.500%, due 11/28/25 (c)		15,000		13,181
Sonic Automotive, Inc.
4.625%, due 11/15/29 (c)		85,000		66,725
Southwest Airlines Co. CVRT
1.250%, due 05/01/25		180,000		205,150
Specialty Building Products Holdings LLC
6.375%, due 09/30/26 (c)		25,000		20,500
SRS Distribution, Inc.
4.625%, due 07/01/28 (c)		50,000		42,750
6.125%, due 07/01/29 (c)		25,000		19,938
Staples, Inc.
7.500%, due 04/15/26 (c)		40,000		33,500
10.750%, due 04/15/27 (c)(a)		25,000		18,531
Station Casinos LLC
4.500%, due 02/15/28 (c)		25,000		20,500
STL Holding Co. LLC
7.500%, due 02/15/26 (c)		25,000		21,188
Suburban Propane Partners LP
5.000%, due 06/01/31 (c)		45,000		36,900
SWF Escrow Issuer Corp.
6.500%, due 10/01/29 (c)		20,000		11,850
Taylor Morrison Communities, Inc.
5.125%, due 08/01/30 (c)		25,000		20,125
Tempur Sealy International, Inc.
3.875%, due 10/15/31 (c)		25,000		18,313
The Gap, Inc.
3.875%, due 10/01/31 (c)		25,000		15,875
The Goodyear Tire & Rubber Co.
5.250%, due 07/15/31		75,000		60,000
The Home Depot, Inc.
3.625%, due 04/15/52		115,000		86,765
The Michaels Cos, Inc.
5.250%, due 05/01/28 (c)		5,000		3,500
The William Carter Co.
5.625%, due 03/15/27 (c)		25,000		23,375
Travel + Leisure Co.
6.625%, due 07/31/26 (c)		69,000		64,343
4.500%, due 12/01/29 (c)		170,000		131,325
United Airlines Holdings, Inc.
4.875%, due 01/15/25		25,000		23,281
Victoria's Secret & Co.
4.625%, due 07/15/29 (c)		55,000		41,250
Warnermedia Holdings, Inc.
3.755%, due 03/15/27 (c)		130,000		116,442
WMG Acquisition Corp.
3.000%, due 02/15/31 (c)		340,000		258,400
Wolverine World Wide, Inc.
4.000%, due 08/15/29 (c)		25,000		18,875
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28 (c)		130,000		112,938
Wynn Las Vegas LLC
5.250%, due 05/15/27 (c)		25,000		22,000
Yum! Brands, Inc.
4.750%, due 01/15/30 (c)		352,000		306,240
3.625%, due 03/15/31		420,000		332,850
4.625%, due 01/31/32		175,000		147,000
				7,908,275
Consumer, Non-cyclical - 3.6%
AbbVie, Inc.
4.700%, due 05/14/45		255,000		216,278
Acadia Healthcare Co., Inc.
5.500%, due 07/01/28 (c)		25,000		22,875
ACCO Brands Corp.
4.250%, due 03/15/29 (c)		25,000		18,844
AdaptHealth LLC
5.125%, due 03/01/30 (c)		50,000		41,000
Albertsons Cos., Inc.
3.500%, due 03/15/29 (c)		20,000		16,100
Allied Universal Holdco LLC
6.625%, due 07/15/26 (c)		40,000		35,600
9.750%, due 07/15/27 (c)		15,000		12,356
Alta Equipment Group, Inc.
5.625%, due 04/15/26 (c)		25,000		21,000
Altria Group, Inc.
4.450%, due 05/06/50		135,000		90,100
AMN Healthcare, Inc.
4.625%, due 10/01/27 (c)		25,000		22,386
Anheuser-Busch Cos. LLC
4.900%, due 02/01/46		125,000		108,200
APi Group DE, Inc.
4.750%, due 10/15/29 (c)		25,000		21,000
BellRing Brands, Inc.
7.000%, due 03/15/30 (c)		25,000		22,812
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27 (c)		25,000		22,250
Centene Corp.
4.625%, due 12/15/29		65,000		58,175
3.375%, due 02/15/30		385,000		313,775
3.000%, due 10/15/30		300,000		236,250
2.500%, due 03/01/31		325,000		244,427
2.625%, due 08/01/31		15,000		11,288
Chobani LLC
4.625%, due 11/15/28 (c)		10,000		8,462
Community Health Systems, Inc.
6.000%, due 01/15/29 (c)		45,000		33,300
6.875%, due 04/15/29 (c)		20,000		9,600
5.250%, due 05/15/30 (c)		25,000		17,375
Constellation Brands, Inc.
3.150%, due 08/01/29		125,000		107,263
2.875%, due 05/01/30		5,000		4,145
CoreLogic, Inc.
4.500%, due 05/01/28 (c)		25,000		17,000
Coty, Inc.
5.000%, due 04/15/26 (c)		30,000		27,450
CPI CG, Inc.
8.625%, due 03/15/26 (c)		15,000		13,969
CVS Health Corp.
5.050%, due 03/25/48		185,000		162,344
Darling Ingredients, Inc.
6.000%, due 06/15/30 (c)		290,000		276,225
DaVita, Inc.
4.625%, due 06/01/30 (c)		25,000		19,125
Elevance Health, Inc.
2.375%, due 01/15/25		110,000		103,801
4.550%, due 05/15/52		40,000		33,775
Encompass Health Corp.
4.750%, due 02/01/30		25,000		20,625
Gartner, Inc.
3.750%, due 10/01/30 (c)		125,000		102,187
Graham Holdings Co.
5.750%, due 06/01/26 (c)		25,000		24,187
HCA, Inc.
5.375%, due 02/01/25		230,000		226,262
4.125%, due 06/15/29		490,000		433,650
3.500%, due 09/01/30		786,000		650,415
JBS USA LUX SA
3.625%, due 01/15/32 (c)		200,000		157,500
5.750%, due 04/01/33 (c)		170,000		153,754
KeHE Distributors LLC
8.625%, due 10/15/26 (c)		15,000		15,000
Kraft Heinz Foods Co.
3.000%, due 06/01/26		125,000		115,139
3.875%, due 05/15/27		200,000		186,010
4.250%, due 03/01/31		390,000		351,616
6.875%, due 01/26/39		260,000		267,654
7.125%, due 08/01/39 (c)		35,000		36,592
4.625%, due 10/01/39		220,000		182,062
4.375%, due 06/01/46		55,000		42,373
Kronos Acquisition Holdings, Inc.
5.000%, due 12/31/26 (c)		30,000		25,950
7.000%, due 12/31/27 (c)		45,000		34,425
Medline Borrower LP
3.875%, due 04/01/29 (c)		25,000		20,000
5.250%, due 10/01/29 (c)		55,000		41,525
Metis Merger Sub LLC
6.500%, due 05/15/29 (c)		45,000		35,100
ModivCare Escrow Issuer, Inc.
5.000%, due 10/01/29 (c)		15,000		12,075
MPH Acquisition Holdings LLC
5.750%, due 11/01/28 (c)(a)		25,000		18,875
NESCO Holdings II, Inc.
5.500%, due 04/15/29 (c)		25,000		20,625
Nielsen Finance LLC
4.750%, due 07/15/31 (c)		25,000		24,500
Owens & Minor, Inc.
6.625%, due 04/01/30 (c)		40,000		35,200
PECF USS Intermediate Holding III Corp.
8.000%, due 11/15/29 (c)		25,000		18,625
Performance Food Group, Inc.
5.500%, due 10/15/27 (c)		45,000		40,837
4.250%, due 08/01/29 (c)		30,000		24,975
Post Holdings, Inc.
5.625%, due 01/15/28 (c)		325,000		296,563
5.500%, due 12/15/29 (c)		255,000		220,575
4.625%, due 04/15/30 (c)		32,000		26,280
4.500%, due 09/15/31 (c)		145,000		117,450
Primo Water Holdings, Inc.
4.375%, due 04/30/29 (c)		25,000		20,719
Quanta Services, Inc.
2.350%, due 01/15/32		150,000		111,062
Radiology Partners, Inc.
9.250%, due 02/01/28 (c)		25,000		16,250
Select Medical Corp.
6.250%, due 08/15/26 (c)		25,000		23,375
Simmons Foods, Inc.
4.625%, due 03/01/29 (c)		25,000		20,313
Smithfield Foods, Inc.
4.250%, due 02/01/27 (c)		195,000		180,732
3.000%, due 10/15/30 (c)		35,000		27,102
Spectrum Brands, Inc.
5.750%, due 07/15/25		25,000		23,625
Stryker Corp.
0.600%, due 12/01/23		225,000		214,341
1.150%, due 06/15/25		145,000		130,705
Sysco Corp.
5.950%, due 04/01/30		110,000		111,233
Tenet Healthcare Corp.
6.125%, due 10/01/28 (c)		50,000		44,125
6.125%, due 06/15/30 (c)		45,000		41,456
The ADT Security Corp.
4.125%, due 08/01/29 (c)		25,000		20,750
Thermo Fisher Scientific, Inc.
0.750%, due 09/12/24	EUR	100,000		93,966
1.400%, due 01/23/26	EUR	115,000		106,037
0.500%, due 03/01/28	EUR	100,000		83,896
Triton Water Holdings, Inc.
6.250%, due 04/01/29 (c)		$25,000		19,125
United Natural Foods, Inc.
6.750%, due 10/15/28 (c)		50,000		46,625
United Rentals North America, Inc.
4.875%, due 01/15/28		185,000		169,737
4.000%, due 07/15/30		110,000		90,200
3.875%, due 02/15/31		230,000		186,875
3.750%, due 01/15/32		25,000		19,563
UnitedHealth Group, Inc.
0.550%, due 05/15/24		90,000		84,276
4.950%, due 05/15/62		45,000		40,401
Varex Imaging Corp.
7.875%, due 10/15/27 (c)		10,000		9,800
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26 (c)		45,000		41,513
Williams Scotsman International, Inc.
4.625%, due 08/15/28 (c)		25,000		21,625
Zimmer Biomet Holdings, Inc.
1.450%, due 11/22/24		145,000		134,070
				8,480,653
Energy - 1.8%
Aethon United BR LP
8.250%, due 02/15/26 (c)		25,000		24,125
Antero Midstream Partners LP
5.750%, due 03/01/27 (c)		45,000		41,400
Archrock Partners LP
6.250%, due 04/01/28 (c)		25,000		21,750
Ascent Resources Utica Holdings LLC
5.875%, due 06/30/29 (c)		25,000		22,250
BP Capital Markets America, Inc.
2.939%, due 06/04/51		170,000		107,447
Callon Petroleum Co.
7.500%, due 06/15/30 (c)		30,000		26,175
Cheniere Energy Partners LP
4.500%, due 10/01/29		75,000		66,187
4.000%, due 03/01/31		295,000		247,063
Chesapeake Energy Corp.
5.875%, due 02/01/29 (c)		50,000		46,625
6.750%, due 04/15/29 (c)		25,000		23,875
Chord Energy Corp.
6.375%, due 06/01/26 (c)		25,000		24,000
CNX Midstream Partners LP
4.750%, due 04/15/30 (c)		25,000		19,562
CNX Resources Corp.
6.000%, due 01/15/29 (c)		35,000		32,025
7.375%, due 01/15/31 (c)		20,000		19,500
Colgate Energy Partners III LLC
5.875%, due 07/01/29 (c)		25,000		22,312
Comstock Resources, Inc.
5.875%, due 01/15/30 (c)		25,000		21,750
Continental Resources, Inc.
5.750%, due 01/15/31 (c)		307,000		277,451
2.875%, due 04/01/32 (c)		246,000		179,580
Crescent Energy Finance LLC
7.250%, due 05/01/26 (c)		25,000		22,375
Crestwood Midstream Partners LP
5.750%, due 04/01/25		25,000		23,563
Delek Logistics Partners LP
6.750%, due 05/15/25		25,000		23,500
Devon Energy Corp.
5.250%, due 10/15/27		17,000		16,978
DT Midstream, Inc.
4.125%, due 06/15/29 (c)		25,000		21,125
Earthstone Energy Holdings LLC
8.000%, due 04/15/27 (c)		25,000		23,563
Encino Acquisition Partners Holdings LLC
8.500%, due 05/01/28 (c)		25,000		22,875
Energy Transfer LP
4.750%, due 01/15/26		120,000		115,811
7.125%, Perpetual (5 Year CMT Rate + 5.306%) (b)		175,000		145,157
Enviva Partners LP
6.500%, due 01/15/26 (c)		25,000		23,625
EQM Midstream Partners LP
6.000%, due 07/01/25 (c)		4,000		3,700
4.750%, due 01/15/31 (c)		65,000		51,188
EQT Corp.
3.125%, due 05/15/26 (c)		40,000		36,550
3.900%, due 10/01/27		67,000		60,970
3.625%, due 05/15/31 (c)		550,000		458,563
Hess Midstream Operations LP
5.125%, due 06/15/28 (c)		45,000		39,375
4.250%, due 02/15/30 (c)		85,000		68,638
Hilcorp Energy I LP
6.250%, due 11/01/28 (c)		35,000		32,025
5.750%, due 02/01/29 (c)		50,000		43,875
Howard Midstream Energy Partners LLC
6.750%, due 01/15/27 (c)		25,000		22,250
Kinder Morgan Energy Partners LP
6.950%, due 01/15/38		115,000		114,413
Kinder Morgan, Inc.
5.300%, due 12/01/34		55,000		49,745
Murphy Oil Corp.
6.375%, due 07/15/28		25,000		23,625
NGL Energy Operating LLC
7.500%, due 02/01/26 (c)		40,000		35,600
NuStar Logistics LP
6.375%, due 10/01/30		35,000		30,013
Occidental Petroleum Corp.
3.400%, due 04/15/26		47,000		44,532
3.200%, due 08/15/26		31,000		28,753
6.625%, due 09/01/30		355,000		358,550
6.125%, due 01/01/31		180,000		177,750
7.500%, due 05/01/31		70,000		73,150
6.450%, due 09/15/36		25,000		24,875
Ovintiv, Inc.
6.500%, due 08/15/34		190,000		185,716
6.500%, due 02/01/38		115,000		111,695
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27		105,000		100,931
Southwestern Energy Co.
5.950%, due 01/23/25		3,000		2,955
5.375%, due 02/01/29 (a)		35,000		31,675
4.750%, due 02/01/32		30,000		25,125
SunCoke Energy, Inc.
4.875%, due 06/30/29 (c)		65,000		50,050
Sunoco LP
6.000%, due 04/15/27		35,000		33,163
4.500%, due 05/15/29		40,000		33,000
Tallgrass Energy Partners LP
5.500%, due 01/15/28 (c)		25,000		21,250
The Williams Cos., Inc.
3.500%, due 11/15/30		30,000		25,436
Transcontinental Gas Pipe Line Co. LLC
3.250%, due 05/15/30		30,000		25,270
USA Compression Partners LP
6.875%, due 09/01/27		75,000		67,875
Western Midstream Operating LP
4.050%, due 02/01/30		210,000		178,500
5.450%, due 04/01/44		25,000		20,500
				4,352,930
Financial - 5.0%
Air Lease Corp.
1.875%, due 08/15/26		125,000		106,010
Alexandria Real Estate Equities, Inc.
3.000%, due 05/18/51		170,000		102,810
Alliant Holdings Intermediate LLC
6.750%, due 10/15/27 (c)		30,000		26,100
Ally Financial, Inc.
5.750%, due 11/20/25		25,000		24,247
American Express Co.
3.950%, due 08/01/25		146,000		141,413
American Tower Corp.
1.950%, due 05/22/26	EUR	100,000		91,319
0.500%, due 01/15/28	EUR	100,000		79,341
AmWINS Group, Inc.
4.875%, due 06/30/29 (c)		$40,000		33,400
Ares Capital Corp.
2.150%, due 07/15/26		125,000		104,558
Aretec Escrow Issuer, Inc.
7.500%, due 04/01/29 (c)		25,000		20,937
Athene Global Funding
2.845%, due 08/19/24 (SOFR Index + 0.560%) (b)(c)		245,000		238,318
Bank of America Corp.
0.981%, due 09/25/25 (SOFR Rate + 0.910%) (b)		140,000		127,449
1.530%, due 12/06/25 (SOFR Rate + 0.650%) (b)		252,000		230,266
3.384%, due 04/02/26 (SOFR Rate + 1.330%) (b)		1,130,000		1,069,039
5.015%, due 07/22/33 (SOFR Rate + 2.160%) (b)		45,000		41,807
2.482%, due 09/21/36 (5 Year CMT Rate + 1.200%) (b)		245,000		176,990
3.846%, due 03/08/37 (5 Year CMT Rate + 2.000%) (b)		20,000		16,128
Berkshire Hathaway Finance Corp.
2.375%, due 06/19/39	GBP	120,000		87,972
Berkshire Hathaway, Inc.
0.000%, due 03/12/25	EUR	200,000		181,914
BroadStreet Partners, Inc.
5.875%, due 04/15/29 (c)		$25,000		19,625
Burford Capital Global Finance LLC
6.875%, due 04/15/30 (c)		25,000		21,812
Capital One Financial Corp.
4.166%, due 05/09/25 (SOFR Rate + 1.370%) (b)		203,000		197,546
Chubb INA Holdings, Inc.
0.300%, due 12/15/24	EUR	160,000		146,729
Citigroup, Inc.
3.057%, due 01/25/33 (SOFR Rate + 1.351%) (b)		$210,000		165,963
Corebridge Financial, Inc.
6.875%, due 12/15/52 (5 Year CMT Rate + 3.846%) (b)(c)		240,000		219,606
Crown Castle, Inc.
1.350%, due 07/15/25		36,000		32,290
3.650%, due 09/01/27		120,000		108,703
2.250%, due 01/15/31		40,000		30,572
Cushman & Wakefield US Borrower LLC
6.750%, due 05/15/28 (c)		25,000		23,187
Discover Financial Services
4.100%, due 02/09/27		165,000		151,896
Freedom Mortgage Corp.
8.250%, due 04/15/25 (c)		15,000		12,375
6.625%, due 01/15/27 (c)		10,000		7,125
GTCR AP Finance, Inc.
8.000%, due 05/15/27 (c)		35,000		32,200
Host Hotels & Resorts LP
3.375%, due 12/15/29		65,000		52,905
3.500%, due 09/15/30		65,000		51,813
Icahn Enterprises LP
5.250%, due 05/15/27		30,000		26,325
Invitation Homes Operating Partnership LP
2.700%, due 01/15/34		150,000		105,578
Iron Mountain, Inc.
4.500%, due 02/15/31 (c)		25,000		19,250
JPMorgan Chase & Co.
0.653%, due 09/16/24 (3 Month SOFR Rate + 0.600%) (b)		215,000		205,129
0.563%, due 02/16/25 (SOFR Rate + 0.420%) (b)		230,000		214,976
4.080%, due 04/26/26 (SOFR Rate + 1.320%) (b)		753,000		724,631
4.851%, due 07/25/28 (SOFR Rate + 1.990%) (b)		60,000		57,488
2.963%, due 01/25/33 (SOFR Rate + 1.260%) (b)		280,000		220,959
5.717%, due 09/14/33 (SOFR Rate + 2.580%) (b)		132,000		124,476
Ladder Capital Finance Holdings LLLP
4.750%, due 06/15/29 (c)		25,000		18,625
Midcap Financial Issuer Trust
6.500%, due 05/01/28 (c)		15,000		12,863
Morgan Stanley
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (b)		611,000		559,545
4.679%, due 07/17/26 (SOFR Rate + 1.669%) (b)		883,000		859,352
2.484%, due 09/16/36 (SOFR Rate + 1.360%) (b)		275,000		197,533
MPT Operating Partnership LP
3.500%, due 03/15/31		25,000		17,406
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30 (c)		25,000		18,125
5.750%, due 11/15/31 (c)		80,000		58,800
Navient Corp.
5.000%, due 03/15/27		20,000		16,300
4.875%, due 03/15/28		25,000		19,125
NFP Corp.
6.875%, due 08/15/28 (c)		25,000		19,500
OneMain Finance Corp.
6.625%, due 01/15/28		65,000		55,250
Park Intermediate Holdings LLC
4.875%, due 05/15/29 (c)		35,000		28,350
PennyMac Financial Services, Inc.
4.250%, due 02/15/29 (c)		65,000		45,744
PRA Group, Inc.
5.000%, due 10/01/29 (c)		25,000		20,250
Prudential Financial, Inc.
3.905%, due 12/07/47		135,000		103,291
Realogy Group LLC
5.750%, due 01/15/29 (c)		25,000		18,000
5.250%, due 04/15/30 (c)		55,000		37,538
RLJ Lodging Trust LP
4.000%, due 09/15/29 (c)		25,000		19,594
Santander Holdings USA, Inc.
3.400%, due 01/18/23		215,000		214,097
2.490%, due 01/06/28 (SOFR Rate + 1.249%) (b)		140,000		116,443
SBA Communications Corp.
3.875%, due 02/15/27		430,000		382,700
3.125%, due 02/01/29		220,000		176,939
Starwood Property Trust, Inc.
4.375%, due 01/15/27 (c)		75,000		63,750
Synchrony Financial
2.875%, due 10/28/31		245,000		173,740
The Goldman Sachs Group, Inc.
1.375%, due 05/15/24	EUR	150,000		142,896
3.375%, due 03/27/25	EUR	14,000		13,652
2.618%, due 09/10/27 (SOFR Rate + 0.820%) (b)		$245,000		232,988
2.000%, due 11/01/28	EUR	63,000		54,125
The Western Union Co.
1.350%, due 03/15/26		$85,000		73,566
2.750%, due 03/15/31		190,000		145,361
United Wholesale Mortgage LLC
5.750%, due 06/15/27 (c)		25,000		20,094
Uniti Group LP
6.000%, due 01/15/30 (c)		25,000		15,875
US Bancorp
0.850%, due 06/07/24	EUR	445,000		418,528
3.700%, Perpetual (5 Year CMT Rate + 2.541%) (b)		$308,000		231,288
USB Capital IX
3.532%, due 04/15/42 (3 Month U.S. LIBOR + 1.020%) (b)		19,000		14,321
VICI Properties LP
4.625%, due 12/01/29 (c)		70,000		60,900
4.125%, due 08/15/30 (c)		165,000		137,363
5.125%, due 05/15/32		175,000		154,656
VistaJet Malta Finance PLC
6.375%, due 02/01/30 (c)		25,000		20,125
Wells Fargo & Co.
4.540%, due 08/15/26 (SOFR Rate + 1.560%) (b)		519,000		503,811
4.808%, due 07/25/28 (SOFR Rate + 1.980%) (b)		45,000		42,975
4.650%, due 11/04/44		135,000		107,230
Welltower, Inc.
2.050%, due 01/15/29		140,000		112,082
Willis North America, Inc.
4.500%, due 09/15/28		125,000		115,847
XHR LP
4.875%, due 06/01/29 (c)		25,000		20,625
				11,764,345
Industrial - 1.5%
AECOM
5.125%, due 03/15/27		320,000		299,200
Ardagh Metal Packaging Finance USA LLC
3.250%, due 09/01/28 (c)		200,000		162,500
Ball Corp.
5.250%, due 07/01/25		220,000		215,050
4.875%, due 03/15/26		240,000		227,700
2.875%, due 08/15/30		215,000		162,325
Berry Global, Inc.
5.625%, due 07/15/27 (c)		180,000		166,725
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 02/01/26 (c)		25,000		22,437
Builders FirstSource, Inc.
5.000%, due 03/01/30 (c)		25,000		21,250
6.375%, due 06/15/32 (c)		25,000		22,125
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28 (c)		25,000		21,500
Cascades, Inc.
5.375%, due 01/15/28 (c)		25,000		21,312
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29 (c)		40,000		36,300
CSX Corp.
3.800%, due 11/01/46		145,000		110,656
Energizer Holdings, Inc.
4.750%, due 06/15/28 (c)		50,000		39,500
FedEx Corp.
4.100%, due 02/01/45		78,000		56,376
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28 (c)		25,000		20,062
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29 (c)		25,000		18,500
GrafTech Finance, Inc.
4.625%, due 12/15/28 (c)		25,000		18,969
Graham Packaging Co., Inc.
7.125%, due 08/15/28 (c)		25,000		20,125
Granite US Holdings Corp.
11.000%, due 10/01/27 (c)		25,000		23,375
Griffon Corp.
5.750%, due 03/01/28		30,000		25,800
Imola Merger Corp.
4.750%, due 05/15/29 (c)		25,000		21,031
Koppers, Inc.
6.000%, due 02/15/25 (c)		25,000		22,250
Madison IAQ LLC
4.125%, due 06/30/28 (c)		40,000		32,200
New Enterprise Stone & Lime Co., Inc.
9.750%, due 07/15/28 (c)		25,000		21,187
Owens Corning
4.400%, due 01/30/48		145,000		107,890
Packaging Corp. of America
3.000%, due 12/15/29		135,000		113,706
Parker-Hannifin Corp.
4.250%, due 09/15/27		60,000		57,108
Penske Truck Leasing Co. LP
4.200%, due 04/01/27 (c)		120,000		111,378
PGT Innovations, Inc.
4.375%, due 10/01/29 (c)		25,000		20,563
Raytheon Technologies Corp.
3.030%, due 03/15/52		165,000		108,471
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29 (c)		25,000		20,875
Sealed Air Corp.
5.000%, due 04/15/29 (c)		100,000		89,250
Sensata Technologies, Inc.
3.750%, due 02/15/31 (c)		25,000		19,438
Standard Industries, Inc.
3.375%, due 01/15/31 (c)		25,000		17,625
Stevens Holding Co., Inc.
6.125%, due 10/01/26 (c)		25,000		24,313
The Boeing Co.
5.040%, due 05/01/27		265,000		255,355
2.950%, due 02/01/30		140,000		112,822
5.150%, due 05/01/30		570,000		525,334
TransDigm, Inc.
6.250%, due 03/15/26 (c)		50,000		48,500
5.500%, due 11/15/27		50,000		43,375
Weekley Homes LLC
4.875%, due 09/15/28 (c)		25,000		20,125
WRKCo, Inc.
3.750%, due 03/15/25		120,000		115,430
				3,620,013
Technology - 1.1%
Apple, Inc.
0.875%, due 05/24/25	EUR	215,000		201,171
Broadcom, Inc.
3.500%, due 02/15/41 (c)		$325,000		219,364
Castle US Holding Corp.
9.500%, due 02/15/28 (c)		10,000		7,350
CDW LLC
4.250%, due 04/01/28		165,000		145,612
3.250%, due 02/15/29		25,000		20,469
Clarivate Science Holdings Corp.
4.875%, due 07/01/29 (c)		30,000		23,475
Condor Merger Sub, Inc.
7.375%, due 02/15/30 (c)		25,000		20,500
Consensus Cloud Solutions, Inc.
6.500%, due 10/15/28 (c)		25,000		21,500
Dell International LLC
8.350%, due 07/15/46		110,000		119,882
Fidelity National Information Services, Inc.
1.500%, due 05/21/27	EUR	210,000		184,018
1.000%, due 12/03/28	EUR	100,000		80,563
Fiserv, Inc.
1.125%, due 07/01/27	EUR	100,000		86,116
Minerva Merger Sub, Inc.
6.500%, due 02/15/30 (c)(a)		$45,000		35,437
MSCI, Inc.
3.625%, due 09/01/30 (c)		340,000		280,500
3.875%, due 02/15/31 (c)		155,000		129,812
3.625%, due 11/01/31 (c)		166,000		133,630
3.250%, due 08/15/33 (c)		80,000		61,200
NCR Corp.
5.125%, due 04/15/29 (c)		25,000		18,625
NetApp, Inc.
1.875%, due 06/22/25		125,000		114,175
NXP BV
3.875%, due 06/18/26		245,000		229,075
Oracle Corp.
3.800%, due 11/15/37		81,000		58,483
3.600%, due 04/01/50		140,000		87,650
3.950%, due 03/25/51		44,000		29,153
Picard Midco, Inc.
6.500%, due 03/31/29 (c)		95,000		80,513
Playtika Holding Corp.
4.250%, due 03/15/29 (c)		25,000		19,844
Qorvo, Inc.
1.750%, due 12/15/24 (c)		45,000		40,950
Rackspace Technology Global, Inc.
5.375%, due 12/01/28 (c)		5,000		2,288
Veritas US, Inc.
7.500%, due 09/01/25 (c)		25,000		18,906
Virtusa Corp.
7.125%, due 12/15/28 (c)		25,000		18,344
				2,488,605
Utilities - 1.2%
Calpine Corp.
5.125%, due 03/15/28 (c)		40,000		34,600
4.625%, due 02/01/29 (c)		15,000		12,206
Clearway Energy Operating LLC
4.750%, due 03/15/28 (c)		25,000		22,250
Dominion Energy, Inc.
4.650%, due 06/15/25 (5 Year CMT Rate + 2.993%) (b)		128,000		113,280
DPL, Inc.
4.125%, due 07/01/25		270,000		249,075
DTE Energy Co.
1.050%, due 06/01/25		75,000		67,124
4.220%, due 11/01/25		60,000		58,736
Duke Energy Carolinas LLC
3.550%, due 03/15/52		40,000		29,120
Duke Energy Corp.
4.875%, due 03/16/25 (5 Year CMT Rate + 3.388%) (b)		51,000		45,964
4.300%, due 03/15/28		70,000		65,921
Duke Energy Florida LLC
4.200%, due 07/15/48		38,000		31,052
Duke Energy Indiana LLC
3.250%, due 10/01/49		53,000		36,062
Essential Utilities, Inc.
2.704%, due 04/15/30		135,000		109,828
Exelon Corp.
4.100%, due 03/15/52 (c)		35,000		26,944
FirstEnergy Corp.
4.400%, due 07/15/27		180,000		166,950
7.375%, due 11/15/31		320,000		350,904
Mercury Chile Holdco LLC
6.500%, due 01/24/27 (c)		200,000		174,750
Monongahela Power Co.
5.400%, due 12/15/43 (c)		85,000		78,349
National Rural Utilities Cooperative Finance Corp.
4.750%, due 04/30/43 (3 Month U.S. LIBOR + 2.910%) (b)		167,000		153,640
NextEra Energy Capital Holdings, Inc.
5.650%, due 05/01/79 (3 Month U.S. LIBOR + 3.156%) (b)		110,000		96,250
NRG Energy, Inc.
3.625%, due 02/15/31 (c)		60,000		46,800
Pacific Gas and Electric Co.
2.500%, due 02/01/31		155,000		112,305
Pike Corp.
5.500%, due 09/01/28 (c)		70,000		56,700
Pinnacle West Capital Corp.
1.300%, due 06/15/25		80,000		71,424
South Jersey Industries, Inc.
5.020%, due 04/15/31		136,000		114,548
The AES Corp.
3.950%, due 07/15/30 (c)		30,000		25,592
The Brooklyn Union Gas Co.
4.487%, due 03/04/49 (c)		145,000		108,873
The Southern Co.
4.475%, due 08/01/24		102,000		100,365
4.000%, due 01/15/51 (5 Year CMT Rate + 3.733%) (b)		130,000		115,212
3.750%, due 09/15/51 (5 Year CMT Rate + 2.915%) (b)		135,000		110,157
Virginia Electric and Power Co.
3.750%, due 05/15/27		55,000		51,945
Vistra Operations Co. LLC
5.625%, due 02/15/27 (c)		25,000		23,375
WEC Energy Group, Inc.
0.800%, due 03/15/24		71,000		66,600
				2,926,901
Total Corporate Bonds (Cost $57,938,940)				49,125,512

FOREIGN BONDS - 19.6%
Australia - 0.7%
Asian Development Bank
3.000%, due 10/14/26	AUD	130,000		78,881
Australia Government Bond
0.250%, due 11/21/24	AUD	455,000		272,263
0.500%, due 09/21/26	AUD	155,000		87,813
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31 (c)		$180,000		137,700
Inter-American Development Bank
2.750%, due 10/30/25	AUD	115,000		70,268
2.700%, due 01/29/26	AUD	135,000		82,182
International Finance Corp.
3.600%, due 02/24/26	AUD	310,000		194,560
Macquarie Group Ltd.
5.108%, due 08/09/26 (SOFR Rate + 2.208%) (b)(c)		$140,000		137,315
Mineral Resources Ltd.
8.000%, due 11/01/27 (c)		15,000		14,438
New South Wales Treasury Corp.
1.250%, due 03/20/25	AUD	325,000		195,362
3.000%, due 05/20/27	AUD	380,000		231,984
Nufarm Australia Ltd.
5.000%, due 01/27/30 (c)		$20,000		16,600
Queensland Treasury Corp.
2.750%, due 08/20/27 (c)	AUD	190,000		114,470
Westpac Banking Corp.
3.020%, due 11/18/36 (5 Year CMT Rate + 1.530%) (b)		$150,000		110,118
				1,743,954
Austria - 0.0% (f)
Republic of Austria Government Bond
0.500%, due 02/20/29 (c)	EUR	140,000		120,495
Bermuda - 0.1%
Digicel Group Holdings Ltd.
8.000%, due 04/01/25 (c)		$67,290		26,512
7.000%, due 12/29/49 (c)(e)		95,549		19,110
NCL Corp. Ltd.
5.875%, due 02/15/27 (c)		30,000		25,050
7.750%, due 02/15/29 (c)		25,000		19,000
Triton Container International Ltd.
3.250%, due 03/15/32		140,000		104,123
Viking Cruises Ltd.
13.000%, due 05/15/25 (c)		10,000		10,300
5.875%, due 09/15/27 (c)		90,000		68,625
Weatherford International Ltd.
6.500%, due 09/15/28 (c)		30,000		27,075
8.625%, due 04/30/30 (c)		25,000		21,812
				321,607
Brazil - 0.6%
Brazil Notas do Tesouro Nacional Serie F
10.000%, due 01/01/25	BRL	2,210		396,233
Brazilian Government International Bond
5.625%, due 02/21/47		$500,000		383,125
Globo Comunicacao e Participacoes SA
5.500%, due 01/14/32 (c)		200,000		149,000
Natura Cosmeticos SA
4.125%, due 05/03/28 (c)		200,000		156,500
Nota do Tesouro Nacional
10.000%, due 01/01/23	BRL	920		169,036
Simpar Finance Sarl
10.750%, due 02/12/28 (c)	BRL	590,000		91,533
				1,345,427
Britain - 0.9%
Barclays PLC
4.375%, Perpetual (5 Year CMT Rate + 3.410%) (b)		$200,000		124,000
European Investment Bank
0.399%, due 06/29/23 (SONIA Rate + 0.350%) (b)	GBP	200,000		223,691
International Finance Corp.
2.550%, due 09/18/23	CNY	720,000		101,017
MARB BondCo PLC
3.950%, due 01/29/31 (c)		$400,000		288,446
Royalty Pharma PLC
3.300%, due 09/02/40		170,000		114,670
United Kingdom Gilt
0.125%, due 01/31/24	GBP	235,000		248,298
0.250%, due 01/31/25	GBP	75,000		75,693
Vedanta Resources Finance II PLC
9.250%, due 04/23/26 (c)		$200,000		114,250
Virgin Media Finance PLC
5.000%, due 07/15/30 (c)		200,000		146,750
Virgin Media Secured Finance PLC
5.500%, due 05/15/29 (c)		276,000		235,290
4.500%, due 08/15/30 (c)		200,000		157,170
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31 (c)	EUR	150,000		110,629
4.250%, due 01/31/31 (c)		$415,000		312,287
				2,252,191
Canada - 2.7%
1011778 BC ULC
3.875%, due 01/15/28 (c)		327,000		282,855
3.500%, due 02/15/29 (c)		336,000		277,200
4.000%, due 10/15/30 (c)		551,000		432,535
Air Canada
4.000%, due 07/01/25		100,000		107,754
Bank of Montreal
3.803%, due 12/15/32 (5 Year USD Swap Rate + 1.432%) (b)		130,000		112,287
Bausch Health Cos., Inc.
6.125%, due 02/01/27 (c)		20,000		13,800
6.250%, due 02/15/29 (c)		20,000		7,550
Baytex Energy Corp.
8.750%, due 04/01/27 (c)		25,000		25,125
Canada Housing Trust No 1
1.950%, due 12/15/25 (c)	CAD	295,000		201,777
1.250%, due 06/15/26 (c)	CAD	390,000		258,670
Canadian Government Bond
1.500%, due 09/01/24	CAD	240,000		166,571
2.250%, due 12/01/29	CAD	310,000		210,774
Canadian Pacific Railway Co.
1.350%, due 12/02/24		$70,000		64,721
Cenovus Energy, Inc.
3.500%, due 02/07/28	CAD	100,000		67,324
5.250%, due 06/15/37		$44,000		38,584
6.750%, due 11/15/39		434,000		431,311
5.400%, due 06/15/47		154,000		132,083
CPPIB Capital, Inc.
2.250%, due 12/01/31 (c)	CAD	145,000		90,993
Enbridge, Inc.
3.125%, due 11/15/29		$175,000		149,722
Garda World Security Corp.
6.000%, due 06/01/29 (c)		35,000		25,725
GFL Environmental, Inc.
4.000%, due 08/01/28 (c)		25,000		20,812
Hudbay Minerals, Inc.
4.500%, due 04/01/26 (c)		25,000		20,688
Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28 (c)		25,000		19,750
International Bank for Reconstruction & Development
1.900%, due 01/16/25	CAD	260,000		179,929
1.800%, due 01/19/27	CAD	145,000		96,707
Mattamy Group Corp.
4.625%, due 03/01/30 (c)		$45,000		34,270
MEG Energy Corp.
7.125%, due 02/01/27 (c)		45,000		45,563
5.875%, due 02/01/29 (c)		10,000		8,925
Open Text Corp.
3.875%, due 02/15/28 (c)		25,000		20,625
Parkland Corp.
4.500%, due 10/01/29 (c)		40,000		32,350
Province of Ontario Canada
2.900%, due 06/02/28	CAD	275,000		190,062
1.350%, due 12/02/30	CAD	1,175,000		703,937
3.450%, due 06/02/45	CAD	195,000		125,569
Province of Quebec Canada
3.000%, due 09/01/23	CAD	325,000		233,049
1.500%, due 12/15/23	GBP	105,000		112,772
0.200%, due 04/07/25	EUR	200,000		183,829
Royal Bank of Canada
4.200%, Perpetual (5 Year Canadian Government Bond Rate + 2.710%) (b)	CAD	200,000		118,223
St Marys Cement, Inc.
5.750%, due 01/28/27 (c)		$200,000		191,750
Strathcona Resources Ltd.
6.875%, due 08/01/26 (c)		25,000		21,250
Superior Plus LP
4.500%, due 03/15/29 (c)		40,000		32,800
Taseko Mines Ltd.
7.000%, due 02/15/26 (c)		25,000		19,813
The Bank of Nova Scotia
3.450%, due 04/11/25		240,000		229,857
The Toronto-Dominion Bank
4.693%, due 09/15/27		375,000		360,598
TransCanada PipeLines Ltd.
1.000%, due 10/12/24		143,000		131,778
4.100%, due 04/15/30		310,000		277,080
				6,509,347
Cayman Islands - 0.2%
Avolon Holdings Funding Ltd.
3.250%, due 02/15/27 (c)		235,000		194,462
Bioceanico Sovereign Certificate Ltd.
0.000%, due 06/05/34		140,418		88,463
Global Aircraft Leasing Co. Ltd.
7.250%, due 09/15/24 (c)		50,072		37,617
Rutas 2 and 7 Finance Ltd.
0.000%, due 09/30/36		193,333		116,967
Seagate HDD Cayman
4.091%, due 06/01/29		10,000		7,875
Transocean Poseidon Ltd.
6.875%, due 02/01/27 (c)		39,375		36,127
				481,511
Chile - 0.5%
CAP SA
3.900%, due 04/27/31 (c)(a)		200,000		140,000
Chile Electricity PEC SpA
0.000%, due 01/25/28 (c)		200,000		141,250
Chile Government International Bond
3.100%, due 05/07/41		600,000		405,759
Empresa Electrica Angamos SA
4.875%, due 05/25/29		121,700		107,096
Empresa Electrica Cochrane SpA
5.500%, due 05/14/27		146,300		130,803
Guacolda Energia SA
4.560%, due 04/30/25		200,000		66,250
Inversiones La Construccion SA
4.750%, due 02/07/32		200,000		145,500
				1,136,658
China - 0.4%
China Government Bond
2.880%, due 11/05/23	CNY	2,980,000		424,476
1.990%, due 04/09/25	CNY	2,720,000		380,637
2.690%, due 08/12/26	CNY	910,000		129,266
				934,379
Colombia - 0.9%
Colombia Government International Bond
3.125%, due 04/15/31		$200,000		138,051
3.250%, due 04/22/32		405,000		271,475
5.000%, due 06/15/45		200,000		121,639
4.125%, due 05/15/51		200,000		106,239
Colombian TES
10.000%, due 07/24/24	COP	1,310,000,000		275,728
6.250%, due 11/26/25	COP	750,000,000		137,788
7.500%, due 08/26/26	COP	770,000,000		142,293
Ecopetrol SA
5.375%, due 06/26/26		$45,000		40,725
6.875%, due 04/29/30		145,000		121,619
4.625%, due 11/02/31		140,000		97,650
5.875%, due 05/28/45		95,000		56,881
5.875%, due 11/02/51		300,000		175,875
Empresas Publicas de Medellin ESP
4.375%, due 02/15/31		400,000		276,463
Oleoducto Central SA
4.000%, due 07/14/27		200,000		154,239
				2,116,665
Dominican Republic - 0.1%
Dominican Republic International Bond
6.000%, due 02/22/33 (c)		150,000		121,688
5.875%, due 01/30/60		150,000		98,625
				220,313
France - 0.2%
BNP Paribas SA
2.219%, due 06/09/26 (SOFR Rate + 2.074%) (b)(c)		220,000		197,464
Engie SA
0.375%, due 06/21/27	EUR	100,000		84,701
TotalEnergies Capital International SA
3.386%, due 06/29/60		$135,000		88,199
				370,364
Germany - 0.0% (f)
E.ON SE
0.375%, due 09/29/27	EUR	65,000		54,360
Greece - 0.2%
Hellenic Republic Government Bond
2.000%, due 04/22/27 (c)	EUR	230,000		206,859
1.500%, due 06/18/30 (c)	EUR	205,000		161,093
4.200%, due 01/30/42	EUR	190,000		171,847
				539,799
India - 0.3%
Adani International Container Terminal Pvt Ltd.
3.000%, due 02/16/31		$192,000		148,080
Export-Import Bank of India
3.875%, due 02/01/28 (c)		200,000		181,708
Indian Railway Finance Corp. Ltd.
3.249%, due 02/13/30 (c)		200,000		163,623
JSW Steel Ltd.
5.050%, due 04/05/32		400,000		282,000
				775,411
Indonesia - 1.5%
Freeport Indonesia PT
5.315%, due 04/14/32 (c)		200,000		165,000
Indonesia Asahan Aluminium Persero PT
4.750%, due 05/15/25 (c)		225,000		217,688
5.800%, due 05/15/50		200,000		149,750
Indonesia Government International Bond
2.625%, due 06/14/23 (c)	EUR	250,000		243,443
2.150%, due 07/18/24 (c)	EUR	150,000		142,328
3.850%, due 10/15/30 (a)		$200,000		179,251
1.100%, due 03/12/33	EUR	100,000		66,449
3.700%, due 10/30/49		$200,000		143,497
3.050%, due 03/12/51		200,000		131,997
Indonesia Treasury Bond
6.500%, due 06/15/25	IDR	6,493,000,000		423,457
8.375%, due 09/15/26	IDR	1,606,000,000		110,635
6.125%, due 05/15/28	IDR	1,631,000,000		101,828
9.000%, due 03/15/29	IDR	1,457,000,000		103,653
8.750%, due 05/15/31	IDR	3,000,000,000		212,241
6.375%, due 04/15/32	IDR	6,625,000,000		405,223
6.625%, due 05/15/33	IDR	1,779,000,000		109,456
7.500%, due 06/15/35	IDR	1,015,000,000		66,382
7.500%, due 05/15/38	IDR	1,447,000,000		94,997
Perusahaan Penerbit SBSN Indonesia III
4.150%, due 03/29/27 (c)		$200,000		191,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125%, due 05/15/27 (c)		250,000		231,250
				3,489,525
Ireland - 0.2%
C&W Senior Financing DAC
6.875%, due 09/15/27		200,000		162,000
Ireland Government Bond
1.100%, due 05/15/29	EUR	45,000		40,741
Johnson Controls International PLC
0.375%, due 09/15/27	EUR	100,000		82,721
LCPR Senior Secured Financing DAC
5.125%, due 07/15/29 (c)		$200,000		150,750
				436,212
Isle Of Man - 0.1%
AngloGold Ashanti Holdings PLC
3.750%, due 10/01/30		200,000		154,156
Israel - 0.3%
Bank Hapoalim BM
3.255%, due 01/21/32		200,000		166,352
Bank Leumi Le-Israel BM
3.275%, due 01/29/31 (5 Year CMT Rate + 1.631%) (b)(c)		200,000		170,070
Israel Electric Corp. Ltd.
6.875%, due 06/21/23 (c)		200,000		201,610
3.750%, due 02/22/32 (c)		200,000		171,691
				709,723
Italy - 0.2%
Intesa Sanpaolo SpA
4.198%, due 06/01/32 (1 Year CMT Rate + 2.600%) (b)(c)		200,000		134,547
Italy Buoni Poliennali Del Tesoro
1.850%, due 07/01/25 (c)	EUR	280,000		263,954
Republic of Italy Government International Bond
1.250%, due 02/17/26		$200,000		170,733
				569,234
Japan - 0.4%
Japan Government Five Year Bond
0.100%, due 06/20/25	JPY	101,850,000		706,497
0.005%, due 03/20/27	JPY	25,000,000		172,521
				879,018
Jersey - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.160%, due 03/31/34 (c)		$192,172		157,060
Liberia - 0.2%
Royal Caribbean Cruises Ltd.
9.125%, due 06/15/23 (c)		10,000		10,150
4.250%, due 07/01/26 (c)		240,000		179,400
11.625%, due 08/15/27 (c)		60,000		55,350
5.500%, due 04/01/28 (c)		295,000		206,500
				451,400
Luxembourg - 1.1%
Allergan Funding SCS
1.250%, due 06/01/24	EUR	100,000		93,813
2.625%, due 11/15/28	EUR	100,000		87,325
Atento Luxco 1 SA
8.000%, due 02/10/26 (c)		$23,000		9,775
Becton Dickinson Euro Finance Sarl
1.208%, due 06/04/26	EUR	245,000		220,576
DH Europe Finance II Sarl
0.450%, due 03/18/28	EUR	310,000		256,690
EverArc Escrow Sarl
5.000%, due 10/30/29 (c)		$60,000		48,375
FS Luxembourg Sarl
10.000%, due 12/15/25 (c)		200,000		201,500
Intelsat Jackson Holdings SA
6.500%, due 03/15/30 (c)		30,000		25,506
Kenbourne Invest SA
4.700%, due 01/22/28 (c)		200,000		152,269
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31 (c)		200,000		149,500
7.250%, due 06/30/31		200,000		149,500
Millicom International Cellular SA
4.500%, due 04/27/31 (c)		200,000		142,500
Movida Europe SA
5.250%, due 02/08/31		200,000		141,250
Petrorio Luxembourg Trading Sarl
6.125%, due 06/09/26 (c)		200,000		182,000
Rede D'or Finance Sarl
4.950%, due 01/17/28 (c)		200,000		176,500
Simpar Europe SA
5.200%, due 01/26/31		200,000		138,750
Swiss Insured Brazil Power Finance Sarl
9.850%, due 07/16/32 (c)	BRL	1,766,473		299,633
Telecom Italia Capital SA
6.375%, due 11/15/33		$25,000		19,438
Trinseo Materials Operating SCA
5.125%, due 04/01/29 (c)		20,000		11,800
				2,506,700
Malaysia - 0.4%
Malaysia Government Bond
4.059%, due 09/30/24	MYR	875,000		190,060
3.882%, due 03/14/25	MYR	805,000		174,083
3.900%, due 11/30/26	MYR	360,000		77,279
3.899%, due 11/16/27	MYR	975,000		208,859
3.733%, due 06/15/28	MYR	400,000		83,958
3.844%, due 04/15/33	MYR	980,000		198,413
3.828%, due 07/05/34	MYR	360,000		71,638
				1,004,290
Mauritius - 0.2%
Greenko Wind Projects Mauritius Ltd.
5.500%, due 04/06/25 (c)		$205,000		180,913
Network i2i Ltd.
3.975%, Perpetual (5 Year CMT Rate + 3.390%) (b)		200,000		162,250
UPL Corp. Ltd.
4.625%, due 06/16/30		200,000		158,000
				501,163
Mexico - 1.6%
Banco Actinver SA
9.500%, due 12/18/32 (c)	MXN	3,000,000		84,908
Banco Mercantil del Norte SA
6.625%, Perpetual (10 Year CMT Rate + 5.034%) (b)		$300,000		237,000
BBVA Bancomer SA
5.125%, due 01/18/33 (5 Year CMT Rate + 2.650%) (b)		200,000		164,060
Becle SAB de CV
2.500%, due 10/14/31 (c)		205,000		156,820
Braskem Idesa SAPI
6.990%, due 02/20/32 (c)		200,000		134,452
6.990%, due 02/20/32		200,000		134,926
Cemex SAB de CV
3.875%, due 07/11/31 (c)		200,000		157,250
5.125%, Perpetual (5 Year CMT Rate + 4.534%) (b)		200,000		161,750
Mexican Bonos
5.000%, due 03/06/25	MXN	52,500		232,652
5.750%, due 03/05/26	MXN	48,300		211,555
7.500%, due 06/03/27	MXN	110,200		514,245
7.750%, due 05/29/31	MXN	71,000		321,157
Mexico Government International Bond
2.659%, due 05/24/31		$200,000		152,964
3.500%, due 02/12/34		350,000		265,037
4.280%, due 08/14/41		650,000		472,555
Petroleos Mexicanos
6.750%, due 09/21/47		200,000		111,700
Total Play Telecomunicaciones SA de CV
7.500%, due 11/12/25 (c)		205,000		173,225
Unifin Financiera SAB de CV
8.875%, due 07/29/25 (5 Year CMT Rate + 6.308%) (b)(e)		200,000		2,000
				3,688,256
Netherlands - 0.7%
Airbus SE
1.625%, due 06/09/30	EUR	100,000		84,568
BMW Finance NV
1.000%, due 11/14/24	EUR	75,000		70,677
BNG Bank NV
0.250%, due 06/07/24	EUR	120,000		113,238
Braskem Netherlands Finance BV
5.875%, due 01/31/50 (c)		$200,000		139,500
Greenko Dutch BV
3.850%, due 03/29/26 (c)		191,000		155,187
ING Groep NV
5.750%, Perpetual (5 Year CMT Rate + 4.342%) (b)		200,000		172,000
Minejesa Capital BV
4.625%, due 08/10/30		200,000		164,000
5.625%, due 08/10/37		400,000		286,000
MV24 Capital BV
6.748%, due 06/01/34		177,780		149,780
Petrobras Global Finance BV
6.750%, due 06/03/50		200,000		162,500
VTR Finance NV
6.375%, due 07/15/28 (c)		200,000		110,000
6.375%, due 07/15/28		200,000		110,000
				1,717,450
New Zealand - 0.6%
International Bank for Reconstruction & Development
2.875%, due 11/30/26	NZD	155,000		80,313
International Finance Corp.
0.375%, due 09/10/25	NZD	250,000		122,782
New Zealand Government Bond
0.500%, due 05/15/24	NZD	985,000		519,591
0.500%, due 05/15/26	NZD	645,000		315,916
4.500%, due 04/15/27	NZD	120,000		67,825
New Zealand Local Government Funding Agency Bond
1.500%, due 04/15/26	NZD	155,000		77,013
4.500%, due 04/15/27	NZD	270,000		148,153
				1,331,593
Norway - 0.7%
Aker BP ASA
3.750%, due 01/15/30 (c)		$185,000		157,712
Kommunalbanken AS
5.250%, due 07/15/24	AUD	178,000		115,736
4.250%, due 07/16/25	AUD	184,000		117,198
Nordea Eiendomskreditt AS
3.120%, due 06/21/23 (3 Month NIBOR + 0.300%) (b)	NOK	1,000,000		91,941
3.100%, due 06/19/24 (3 Month NIBOR + 0.340%) (b)	NOK	1,000,000		91,886
Nordic Investment Bank
1.875%, due 04/10/24	NOK	980,000		87,914
Norway Government Bond
2.000%, due 05/24/23 (c)	NOK	2,650,000		242,038
1.750%, due 03/13/25 (c)	NOK	3,790,000		336,587
1.500%, due 02/19/26 (c)	NOK	1,625,000		141,145
1.750%, due 02/17/27 (c)	NOK	1,790,000		154,695
2.125%, due 05/18/32 (c)	NOK	2,470,000		204,253
				1,741,105
Panama - 0.3%
Carnival Corp.
5.750%, due 03/01/27 (c)		$325,000		227,500
Panama Government International Bond
2.252%, due 09/29/32		200,000		141,000
4.300%, due 04/29/53		300,000		201,000
UEP Penonome II SA
6.500%, due 10/01/38		189,725		166,009
				735,509
Peru - 0.4%
Banco de Credito del Peru S.A.
3.125%, due 07/01/30 (5 Year CMT Rate + 3.000%) (b)		400,000		349,321
Banco Internacional del Peru SAA Interbank
4.000%, due 07/08/30 (1 Year CMT Rate + 3.711%) (b)		200,000		179,750
Hunt Oil Co of Peru LLC Sucursal Del Peru
6.375%, due 06/01/28		183,200		163,506
Petroleos del Peru SA
4.750%, due 06/19/32		200,000		140,000
Transportadora de Gas del Peru SA
4.250%, due 04/30/28		200,000		185,218
				1,017,795
Philippines - 0.2%
Philippine Government International Bond
0.875%, due 05/17/27	EUR	285,000		241,421
6.250%, due 01/14/36	PHP	5,000,000		76,171
3.700%, due 02/02/42		$200,000		152,015
				469,607
Portugal - 0.2%
Portugal Obrigacoes do Tesouro OT
0.700%, due 10/15/27 (c)	EUR	85,000		76,069
0.475%, due 10/18/30 (c)	EUR	460,000		371,747
				447,816
Puerto Rico - 0.2%
Popular, Inc.
6.125%, due 09/14/23		$380,000		384,731
Qatar - 0.1%
Qatar Energy
2.250%, due 07/12/31 (c)		235,000		187,812
2.250%, due 07/12/31		200,000		160,531
				348,343
Saudi Arabia - 0.1%
Saudi Government International Bond
2.250%, due 02/02/33		200,000		156,935
Singapore - 0.5%
LLPL Capital Pte Ltd.
6.875%, due 02/04/39 (c)		255,960		208,928
Medco Oak Tree Pte Ltd.
7.375%, due 05/14/26 (c)		420,000		364,875
Singapore Government Bond
2.375%, due 06/01/25	SGD	165,000		111,729
1.250%, due 11/01/26	SGD	210,000		133,442
Temasek Financial I Ltd.
1.000%, due 10/06/30 (c)		$400,000		308,149
				1,127,123
South Africa - 0.1%
Republic of South Africa Government International Bond
4.300%, due 10/12/28		200,000		166,250
South Korea - 0.6%
Korea Treasury Bond
2.375%, due 03/10/27	KRW	901,030,000		583,133
2.125%, due 06/10/27	KRW	293,300,000		186,882
LG Chem Ltd.
2.375%, due 07/07/31 (c)		$200,000		157,798
Shinhan Financial Group Co. Ltd.
2.875%, Perpetual (5 Year CMT Rate + 2.064%) (b)(c)		400,000		336,500
The Korea Development Bank
1.625%, due 01/19/31		200,000		156,926
				1,421,239
Spain - 0.3%
AI Candelaria Spain SA
7.500%, due 12/15/28		250,000		216,250
Cellnex Telecom SA
1.875%, due 06/26/29	EUR	100,000		73,873
Spain Government Bond
0.250%, due 07/30/24 (c)	EUR	170,000		160,960
0.800%, due 07/30/27 (c)	EUR	170,000		152,963
				604,046
Sweden - 0.1%
Sweden Government International Bond
0.125%, due 04/24/23 (c)	EUR	225,000		218,442
Switzerland - 0.1%
UBS Group AG
3.875%, due 12/02/26 (5 Year CMT Rate + 3.098%) (b)(c)		$171,000		129,956
4.375%, Perpetual (5 Year CMT Rate + 3.313%) (b)(c)		200,000		130,560
				260,516
Thailand - 0.1%
Kasikornbank PCL
5.275%, Perpetual (5 Year CMT Rate + 4.940%) (b)		400,000		353,392
United Arab Emirates - 0.2%
Abu Dhabi Government International Bond
3.125%, due 04/16/30 (c)		200,000		180,392
1.700%, due 03/02/31 (c)		185,000		146,197
3.875%, due 04/16/50 (c)		200,000		161,780
				488,369
Total Foreign Bonds (Cost $57,861,278)				46,459,479

BANK LOANS - 6.0% (b)
1011778 BC ULC
4.871%, due 11/13/26 (1 Month U.S. LIBOR + 1.750%)		766,127		734,455
AAdvantage Loyalty IP Ltd.
7.460%, due 04/20/28 (3 Month U.S. LIBOR + 4.750%)		445,000		432,317
Abe Investment Holdings, Inc.
7.625%, due 02/19/26 (1 Month U.S. LIBOR + 4.500%)		26,807		26,663
Access CIG LLC
6.820%, due 02/27/25 (3 Month U.S. LIBOR + 3.750%)		43,618		41,884
Acrisure LLC
7.365%, due 02/15/27 (1 Month U.S. LIBOR + 4.250%)		99,250		93,543
Acrisure LLC
6.615%, due 02/16/27 (1 Month U.S. LIBOR + 3.500%)		133,315		122,261
ADMI Corp.
6.274%, due 12/23/27 (1 Month U.S. LIBOR + 3.750%)		48,066		42,899
Air Canada
6.421%, due 08/11/28 (3 Month U.S. LIBOR + 3.500%)		79,800		76,088
Allied Universal Holdco LLC
6.784%, due 05/12/28 (1 Month U.S. LIBOR + 3.750%)		95,530		84,246
Allspring Buyer LLC
6.688%, due 04/21/28 (3 Month U.S. LIBOR + 3.000%)		101,506		98,803
AP Core Holdings II LLC
8.615%, due 07/21/27 (1 Month U.S. LIBOR + 5.500%)		133,000		123,690
AP Core Holdings II LLC
8.615%, due 09/30/27 (1 Month U.S. LIBOR + 5.500%)		100,000		93,000
APX Group, Inc.
8.500%, due 07/10/28 (Prime + 2.250%)		8		8
6.243%, due 07/10/28 (1 Month U.S. LIBOR + 3.250%)		21,337		20,228
Aramark Services, Inc.
4.865%, due 03/11/25 (1 Month U.S. LIBOR + 1.750%)		340,000		330,225
Ascend Learning LLC
6.615%, due 11/18/28 (1 Month U.S. LIBOR + 3.500%)		188,210		174,283
Astra Acquisition Corp.
8.365%, due 10/22/28 (1 Month U.S. LIBOR + 5.250%)		91,939		78,608
Asurion LLC
6.365%, due 07/30/27 (1 Month U.S. LIBOR + 3.250%)		93,810		79,410
Asurion LLC
8.365%, due 01/19/29 (1 Month U.S. LIBOR + 5.250%)		130,000		100,100
AthenaHealth Group, Inc.
6.518%, due 01/14/27 (1 Month SOFR Rate + 3.500%)		10,551		9,480
AthenaHealth Group, Inc.
6.576%, due 01/26/29 (1 Month SOFR Rate + 3.500%)		61,845		55,568
Aveanna Healthcare LLC
6.743%, due 06/30/28 (1 Month U.S. LIBOR + 3.750%)		112,733		91,102
Aveanna Healthcare LLC
6.743%, due 06/30/28 (1 Month U.S. LIBOR + 3.750%)		26,415		21,347
Bally's Corp.
5.935%, due 08/06/28 (1 Month U.S. LIBOR + 3.250%)		68,250		61,828
Bausch + Lomb Corp.
6.098%, due 05/05/27 (1 Month SOFR Rate + 3.250%)		84,788		79,038
Berry Global, Inc.
4.178%, due 07/01/26 (1 Month U.S. LIBOR + 1.750%)		440,100		427,132
Brown Group Holding LLC
5.615%, due 06/07/28 (1 Month U.S. LIBOR + 2.500%)		53,636		51,111
Burlington Coat Factory Warehouse Corp.
5.120%, due 06/26/28 (1 Month U.S. LIBOR + 2.000%)		122,701		117,026
Camelot US Acquisition LLC
6.115%, due 10/30/26 (1 Month U.S. LIBOR + 3.000%)		108,075		104,743
Carnival Corp.
5.877%, due 06/30/25 (6 Month U.S. LIBOR + 3.000%)		315,985		289,126
Carnival Corp.
6.127%, due 10/31/28 (6 Month U.S. LIBOR + 3.250%)		277,900		245,247
Castle US Holding Corp.
6.865%, due 01/27/27 (1 Month U.S. LIBOR + 3.750%)		142,010		115,205
Cengage Learning, Inc.
7.814%, due 07/14/26 (6 Month U.S. LIBOR + 4.750%)		98,664		89,584
Charter Communications Operating LLC
4.870%, due 02/01/27 (1 Month U.S. LIBOR + 1.750%)		483,548		466,421
Charter Next Generation, Inc.
6.556%, due 12/01/27 (3 Month U.S. LIBOR + 3.750%)		68,775		65,438
CHG Healthcare Services, Inc.
6.365%, due 10/31/28 (1 Month U.S. LIBOR + 3.250%)		108,900		104,850
Clarios Global LP
6.365%, due 04/30/26 (1 Month U.S. LIBOR + 3.250%)		548,645		520,642
Clean Harbors, Inc.
4.524%, due 09/30/28 (1 Month U.S. LIBOR + 2.000%)		34,381		34,202
Cornerstone OnDemand, Inc.
6.274%, due 10/31/28 (1 Month U.S. LIBOR + 3.750%)		109,450		92,485
CQP Holdco LP
7.424%, due 06/05/28 (3 Month U.S. LIBOR + 3.750%)		180,032		174,043
Dcert Buyer, Inc.
6.903%, due 10/16/26 (3 Month SOFR Rate + 4.000%)		78,589		75,195
Directv Financing LLC
8.115%, due 08/02/27 (1 Month U.S. LIBOR + 5.000%)		46,251		43,201
EAB Global, Inc.
6.306%, due 06/25/28 (3 Month U.S. LIBOR + 3.500%)		168,725		158,511
EG Finco Ltd.
7.674%, due 02/07/25 (3 Month U.S. LIBOR + 4.000%)		27,714		25,930
Envision Healthcare Corp.
6.325%, due 03/31/27 (3 Month SOFR Rate + 3.750%)		32,739		9,276
Envision Healthcare Corp.
6.825%, due 03/31/27 (3 Month SOFR Rate + 4.250%)		13,371		6,218
Fertitta Entertainment LLC
7.034%, due 01/31/29 (1 Month SOFR Rate + 4.000%)		99,500		92,587
Filtration Group Corp.
6.115%, due 03/31/25 (1 Month U.S. LIBOR + 3.000%)		118,808		114,427
Finastra USA, Inc.
10.621%, due 06/16/25 (6 Month U.S. LIBOR + 7.250%)		20,000		16,463
Gainwell Acquisition Corp.
7.674%, due 08/17/27 (3 Month U.S. LIBOR + 4.000%)		183,344		175,185
Genesys Cloud Services Holdings II LLC
7.115%, due 12/01/27 (1 Month U.S. LIBOR + 4.000%)		194,654		185,877
Gogo Intermediate Holdings LLC
6.556%, due 04/28/28 (3 Month U.S. LIBOR + 3.750%)		64,188		62,422
Great Outdoors Group LLC
6.865%, due 03/31/28 (1 Month U.S. LIBOR + 3.750%)		191,602		177,711
H-Food Holdings LLC
6.211%, due 05/17/25 (1 Month U.S. LIBOR + 3.688%)		53,403		42,108
Hunter Douglas, Inc.
6.340%, due 02/09/29 (3 Month SOFR Rate + 3.500%)		190,000		157,320
ICON Luxembourg Sarl
5.938%, due 07/03/28 (3 Month U.S. LIBOR + 2.250%)		184,379		180,634
Intelsat Jackson Holdings SA
7.445%, due 12/08/28 (6 Month SOFR Rate + 4.250%)		98,743		92,917
ION Trading Finance Ltd.
8.424%, due 03/31/28 (3 Month U.S. LIBOR + 4.750%)		237,000		220,647
Jazz Financing Lux Sarl
6.615%, due 05/05/28 (1 Month U.S. LIBOR + 3.500%)		338,421		327,754
JELD-WEN, Inc.
5.365%, due 07/28/28 (1 Month U.S. LIBOR + 2.250%)		61,190		56,993
KFC Holding Co.
4.743%, due 03/15/28 (1 Month U.S. LIBOR + 1.750%)		402,968		399,611
Kraton Corp.
6.718%, due 11/17/28 (3 Month SOFR Rate + 3.250%)		59,700		57,741
Kronos Acquisition Holdings, Inc.
6.820%, due 12/22/26 (3 Month U.S. LIBOR + 3.750%)		127,725		118,820
Level 3 Financing, Inc.
4.865%, due 03/01/27 (1 Month U.S. LIBOR + 1.750%)		261,414		248,936
LifePoint Health, Inc.
6.871%, due 11/14/25 (1 Month U.S. LIBOR + 3.750%)		46,829		43,659
Lumen Technologies, Inc.
5.365%, due 03/15/27 (1 Month U.S. LIBOR + 2.250%)		486,250		443,591
Lummus Technology Holdings V LLC
6.615%, due 06/30/27 (1 Month U.S. LIBOR + 3.500%)		79,468		72,266
Marriott Ownership Resorts, Inc.
4.865%, due 08/29/25 (1 Month U.S. LIBOR + 1.750%)		115,000		109,897
McAfee Corp.
6.362%, due 02/02/29 (1 Month SOFR Rate + 3.750%)		84,788		77,565
Messer Industries USA, Inc.
6.174%, due 10/01/25 (3 Month U.S. LIBOR + 2.500%)		15,864		15,211
Mileage Plus Holdings LLC
8.777%, due 07/30/27 (3 Month U.S. LIBOR + 5.250%)		304,000		306,117
MillerKnoll, Inc.
5.125%, due 07/19/28 (1 Month U.S. LIBOR + 2.000%)		41,614		38,671
Mirion Technologies US, Inc.
5.627%, due 10/05/28 (6 Month U.S. LIBOR + 2.750%)		74,250		71,249
Mister Car Wash Holdings, Inc.
6.115%, due 05/14/26 (1 Month U.S. LIBOR + 3.000%)		47,522		45,969
Olympus Water US Holding Corp.
7.438%, due 09/21/28 (3 Month U.S. LIBOR + 3.750%)		84,363		77,218
OneDigital Borrower LLC
6.977%, due 11/16/27 (3 Month SOFR Rate + 4.250%)		186,082		173,987
Organon & Co.
6.188%, due 06/02/28 (3 Month U.S. LIBOR + 3.000%)		307,511		301,361
Packers Holdings LLC
6.006%, due 03/06/28 (1 Month U.S. LIBOR + 3.250%)		47,521		43,735
Padagis LLC
7.043%, due 07/06/28 (3 Month U.S. LIBOR + 4.750%)		186,471		163,162
Patagonia Holdco LLC
8.386%, due 08/01/29 (3 Month SOFR Rate + 5.750%)		140,000		113,225
Peraton Corp.
6.865%, due 02/01/28 (1 Month U.S. LIBOR + 3.750%)		125,725		119,486
PetSmart LLC
6.870%, due 02/11/28 (1 Month U.S. LIBOR + 3.750%)		74,250		70,522
PG&E Corp.
6.125%, due 06/23/25 (1 Month U.S. LIBOR + 3.000%)		73,313		70,380
PRA Health Sciences, Inc.
5.938%, due 07/03/28 (3 Month U.S. LIBOR + 2.250%)		45,645		44,718
Pretium PKG Holdings, Inc.
7.168%, due 09/22/28 (3 Month U.S. LIBOR + 4.000%)		22,159		19,976
6.293%, due 09/22/28 (3 Month U.S. LIBOR + 4.000%)		22,728		20,490
6.277%, due 09/22/28 (3 Month U.S. LIBOR + 4.000%)		44,438		40,060
Proofpoint, Inc.
6.320%, due 06/09/28 (3 Month U.S. LIBOR + 3.250%)		138,950		130,825
Quest Software, Inc.
6.977%, due 01/19/29 (3 Month SOFR Rate + 4.250%)		18,000		13,410
Radiate Holdco LLC
6.365%, due 09/25/26 (1 Month U.S. LIBOR + 3.250%)		119,100		110,466
Radiology Partners, Inc.
7.334%, due 07/09/25 (1 Month U.S. LIBOR + 4.250%)		53,887		45,642
7.302%, due 07/09/25 (1 Month U.S. LIBOR + 4.250%)		46,203		39,134
Rentpath LLC
3.250%, due 12/31/22 (Prime + 0.000%) (e)		3,634		109
RH
5.615%, due 11/30/28 (1 Month U.S. LIBOR + 2.500%)		65,180		57,937
Scientific Games International, Inc.
5.906%, due 04/06/29 (1 Month SOFR Rate + 3.000%)		74,813		72,867
Sedgwick Claims Management Services, Inc.
6.865%, due 08/07/26 (1 Month U.S. LIBOR + 3.750%)		29,025		27,800
Sophia LP
7.174%, due 10/07/27 (3 Month U.S. LIBOR + 3.500%)		137,561		132,574
Spin Holdco, Inc.
7.144%, due 03/06/28 (3 Month U.S. LIBOR + 4.000%)		33,338		29,379
SRS Distribution, Inc.
6.306%, due 06/04/28 (6 Month U.S. LIBOR + 3.500%)		108,900		100,801
Sunset Debt Merger Sub, Inc.
7.602%, due 09/30/28 (3 Month U.S. LIBOR + 4.000%)		55,091		43,356
Team Health Holdings, Inc.
5.865%, due 02/06/24 (1 Month U.S. LIBOR + 2.750%)		24,293		22,319
Tempo Acquisition LLC
6.034%, due 08/31/28 (1 Month SOFR Rate + 3.000%)		64,513		63,013
The EW Scripps Co.
5.678%, due 05/01/26 (1 Month U.S. LIBOR + 2.563%)		32,838		31,824
The Hertz Corp.
6.370%, due 09/29/28 (1 Month U.S. LIBOR + 3.250%)		102,191		96,955
The Hertz Corp.
6.370%, due 09/29/28 (1 Month U.S. LIBOR + 3.250%)		19,900		18,880
The Hillman Group, Inc.
5.830%, due 02/24/28 (1 Month U.S. LIBOR + 2.750%)		0		0
Titan Acquisition Ltd.
5.877%, due 03/28/25 (6 Month U.S. LIBOR + 3.000%)		43,740		39,362
TK Elevator US Newco, Inc.
6.871%, due 07/29/27 (6 Month U.S. LIBOR + 3.500%)		191,613		184,108
Trans Union LLC
5.365%, due 11/16/28 (1 Month U.S. LIBOR + 2.250%)		49,712		48,252
TransDigm, Inc.
5.924%, due 12/09/25 (3 Month U.S. LIBOR + 2.250%)		180,364		173,245
Traverse Midstream Partners LLC
5.950%, due 09/27/24 (6 Month SOFR Rate + 4.250%)		55,059		53,941
TricorBraun Holdings, Inc.
6.365%, due 03/03/28 (1 Month U.S. LIBOR + 3.250%)		74,085		69,774
United Airlines, Inc.
6.533%, due 04/21/28 (3 Month U.S. LIBOR + 3.750%)		463,440		444,291
United Natural Foods, Inc.
6.399%, due 10/22/25 (1 Month SOFR Rate + 3.250%)		8,733		8,621
Univision Communications, Inc.
5.774%, due 03/13/26 (1 Month U.S. LIBOR + 3.250%)		138,101		131,390
Univision Communications, Inc.
6.254%, due 06/09/29 (3 Month SOFR Rate + 4.250%)		20,000		19,550
Verscend Holding Corp.
7.115%, due 08/27/25 (1 Month U.S. LIBOR + 4.000%)		74,056		72,020
Vibrantz Technologies, Inc.
6.977%, due 03/30/29 (3 Month SOFR Rate + 4.250%)		45,000		36,520
WestJet Airlines Ltd.
5.993%, due 08/07/26 (1 Month U.S. LIBOR + 3.000%)		45,214		40,076
Whatabrands LLC
6.365%, due 08/03/28 (1 Month U.S. LIBOR + 3.250%)		119,100		110,540
WMG Acquisition Corp.
5.240%, due 01/20/28 (1 Month U.S. LIBOR + 2.125%)		190,000		184,419
Zelis Payments Buyer, Inc.
6.064%, due 09/30/26 (1 Month U.S. LIBOR + 3.500%)		159,708		154,318
Total Bank Loans (Cost $15,176,909)				14,305,046

		Shares
COMMON STOCKS - 0.2%
Consumer Discretionary - 0.0% (f)
General Motors Co.		2,553		81,926
Financials - 0.1%
US Bancorp		2,792		112,573
Industrials - 0.1%
Delta Air Lines, Inc. (g)		2,661		74,668
The Boeing Co. (g)		1,130		136,820
				211,488
Real Estate - 0.0% (f)
Americold Realty Trust, Inc.		2,788		68,585
Total Common Stocks (Cost $694,169)				474,572

PREFERRED STOCKS - 1.2%
Communication Services - 0.2%
2020 Cash Mandatory Exchangeable Trust CVRT (c)(e)		240		270,576
Paramount Global CVRT (a)		2,200		67,980
				338,556
Financials - 0.2%
KKR & Co., Inc. CVRT		1,000		54,420
Stifel Financial Corp.		6,550		112,267
US Bancorp		175		130,375
Valley National Bancorp		5,475		122,476
Wells Fargo & Co.		4,300		96,535
				516,073
Health Care - 0.2%
Becton Dickinson and Co. CVRT		2,150		101,351
Danaher Corp. CVRT (a)		225		303,185
				404,536
Information Technology - 0.0% (f)
Sabre Corp. CVRT		400		28,552
Utilities - 0.6%
Algonquin Power & Utilities Corp. CVRT		5,050		191,243
American Electric Power Co., Inc. CVRT		5,650		279,675
NextEra Energy, Inc. CVRT		11,700		538,200
NextEra Energy, Inc. CVRT		3,500		169,960
The AES Corp. CVRT		2,800		247,436
				1,426,514
Total Preferred Stocks (Cost $3,083,946)				2,714,231

			Notional
PURCHASED OTC OPTIONS - 0.0% (f)		Contracts	Amount
Currency Call Options - 0.0% (f)
Australian Dollar, 10/17/22 at 0.625 Counterparty: Morgan Stanley Capital		5,789,000	$5,789,000	36,726
Japanese Yen, 9/9/32 at 140.00 Counterparty: BNP Paribas Brokerage Services, Inc.		1,058,600	1,058,600	19,371
				56,097
Currency Put Options - 0.0% (f)
Canadian Dollar, 12/12/22 at 1.235 Counterparty: Goldman Sachs Bank, USA		1,386,000	1,386,000	151
Euro, 3/16/23 at 1.08 Counterparty: BNP Paribas Brokerage Services, Inc.		830,800	830,800	4,211
Japanese Yen, 2/27/25 at 107.50 Counterparty: BNP Paribas Brokerage Services, Inc.		437,000	437,000	5,841
Japanese Yen, 4/5/23 at 120.50 Counterparty: Goldman Sachs Bank, USA		2,100,000	2,100,000	6,819
				17,022
Total Purchased OTC Options (Cost $124,970)				73,119

AFFILIATED REGISTERED INVESTMENT COMPANIES - 7.0%		Shares
Voya Emerging Markets Corporate Debt Fund - Class P		95,702		749,344
Voya Emerging Markets Hard Currency Debt Fund - Class P		435,537		3,013,918
Voya Floating Rate Fund - Class P		813,001		6,650,348
Voya High Yield Bond Fund - Class P		963,328		6,261,633
Total Affiliated Registered Investment Companies (Cost $19,627,628)				16,675,243

Total Investments at Value - 96.8% (Cost $267,673,389)				229,196,219
Other Assets in Excess of Liabilities - 3.2%				7,498,422
Net Assets - 100.0%				$236,694,641

Percentages are stated as a percent of net assets.

(a)	This security or a partial position of this security is on loan at September 30, 2022. The total fair value of securities on loan at September 30, 2022 was $1,721,087.
(b)	Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2022.
(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2022, the value of these investments was $88,152,796, or 37.2% of total net assets.

(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2022
(e)	Illiquid security. The total fair value of such securities is $2,961,861 as of September 30, 2022, representing 1.3% of net assets.
(f)	Represents less than 0.1%.
(g)	Non-income producing security.

CVRT	Convertible Security
REMIC	Real Estate Mortgage Investment Conduit
CMT	Constant Maturity U.S. Treasury
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2022 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS PURCHASED	Contracts	Expiration Date	Amount	Depreciation
2-Year U.S. Treasury Note Future	99	12/30/2022	$18,835,088	$(235,174)
5-Year U.S. Treasury Note Future	170	12/30/2022	15,533,053	(623,164)
10-Year U.S. Treasury Note Future	29	12/20/2022	2,774,688	(151,189)
Euro Bund Future	2	12/08/2022	196,009	(9,998)
Total Futures Contracts Purchased			$37,338,838	$(1,019,525)

The average monthly notional amount of futures contracts purchased for Wilshire Income Opportunities Fund during the nine months ended September 30, 2022 was $35,575,085.

				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
10-Year U.S. Treasury Note Future	1	12/20/2022	$95,677	$735
U.S. Treasury Long Bond Future	35	12/20/2022	3,719,442	355,790
Ultra 10-Year U.S. Treasury Bond Future	47	12/20/2022	4,346,982	331,639
Ultra Long-Term U.S. Treasury Bond Future	15	12/20/2022	1,261,976	208,250
Euro Bund Future	3	12/08/2022	294,014	19,547
Total Futures Contracts Sold Short			$9,718,091	$915,961

The average monthly notional amount of futures contracts sold short for Wilshire Income Opportunities Fund during the nine months ended September 30, 2022 was $13,340,020.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
September 30, 2022 (Unaudited)

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	1/18/2023	USD	1,676,336	AUD	2,468,725	$93,733
Bank of America, San Francisco	10/7/2022	CHF	1,378,745	USD	1,405,639	(7,456)
Bank of America, San Francisco	10/7/2022	EUR	696,876	USD	701,130	(17,831)
Bank of America, San Francisco	10/7/2022	GBP	278,127	USD	329,417	(18,827)
Bank of America, San Francisco	10/7/2022	JPY	149,467,439	USD	1,056,964	(23,573)
Bank of America, San Francisco	10/7/2022	NOK	3,055,297	USD	314,746	(34,157)
Bank of America, San Francisco	10/7/2022	NZD	1,190,116	USD	731,835	(65,758)
Bank of America, San Francisco	10/7/2022	USD	772,024	CAD	997,139	50,174
Bank of America, San Francisco	10/7/2022	USD	540,132	CHF	520,568	12,225
Bank of America, San Francisco	10/7/2022	USD	272,040	EUR	270,548	6,763
Bank of America, San Francisco	1/18/2023	USD	1,009,651	EUR	1,000,000	20,762
Bank of America, San Francisco	10/7/2022	USD	345,150	GBP	298,697	11,590
Bank of America, San Francisco	10/7/2022	USD	1,213,005	NZD	1,950,709	121,244
Bank of America, San Francisco	10/7/2022	USD	494,903	SEK	5,299,122	17,259
Barclays Capital, Inc.	1/18/2023	EUR	465,605	USD	453,876	6,556
BNP Paribas Brokerage Services, Inc.	10/7/2022	AUD	1,807,063	USD	1,193,140	(37,175)
BNP Paribas Brokerage Services, Inc.	10/7/2022	CAD	2,472,243	USD	1,912,310	(122,600)
BNP Paribas Brokerage Services, Inc.	10/7/2022	CHF	994,378	USD	1,027,335	(18,938)
BNP Paribas Brokerage Services, Inc.	10/7/2022	EUR	798,357	USD	810,317	(27,514)
BNP Paribas Brokerage Services, Inc.	10/7/2022	GBP	1,269,419	USD	1,541,167	(123,583)
BNP Paribas Brokerage Services, Inc.	10/7/2022	JPY	288,583,416	USD	2,038,950	(43,737)
BNP Paribas Brokerage Services, Inc.	10/7/2022	NOK	12,502,519	USD	1,247,908	(99,714)
BNP Paribas Brokerage Services, Inc.	10/7/2022	NZD	3,824,741	USD	2,370,947	(230,340)
BNP Paribas Brokerage Services, Inc.	10/7/2022	SEK	27,506,128	USD	2,549,854	(70,552)
BNP Paribas Brokerage Services, Inc.	10/7/2022	USD	1,939,917	AUD	2,919,419	72,385
BNP Paribas Brokerage Services, Inc.	10/7/2022	USD	2,741,207	CAD	3,617,105	122,707
BNP Paribas Brokerage Services, Inc.	10/7/2022	USD	1,759,076	CHF	1,709,192	25,787
BNP Paribas Brokerage Services, Inc.	10/7/2022	USD	1,134,639	EUR	1,135,494	21,268
BNP Paribas Brokerage Services, Inc.	10/7/2022	USD	806,487	GBP	686,010	40,406
BNP Paribas Brokerage Services, Inc.	10/7/2022	USD	3,419,935	JPY	473,968,235	143,006
BNP Paribas Brokerage Services, Inc.	10/7/2022	USD	1,616,782	NOK	16,355,984	114,698
BNP Paribas Brokerage Services, Inc.	10/7/2022	USD	360,923	NZD	588,344	31,643
BNP Paribas Brokerage Services, Inc.	10/7/2022	USD	1,336,294	SEK	14,006,666	73,785
Brown Brothers Harriman & Co.	10/7/2022	USD	509,665	CAD	670,539	24,248
Brown Brothers Harriman & Co.	10/7/2022	USD	475,344	CHF	456,040	12,874
CIBC, Toronto	1/18/2023	CAD	3,544,513	USD	2,603,902	(35,748)
CIBC, Toronto	1/18/2023	USD	525,227	CAD	711,403	9,784
CIBC, Toronto	1/18/2023	USD	611,430	JPY	86,986,974	2,094
CIBC, Toronto	1/18/2023	USD	400,930	SGD	573,430	883
Citigroup	1/18/2023	BRL	893,041	USD	163,951	(2,480)
Citigroup	1/18/2023	CAD	554,777	USD	408,695	(6,735)
Citigroup	10/7/2022	EUR	172,689	USD	173,161	(3,837)
Citigroup	1/18/2023	EUR	1,500,000	USD	1,512,638	(29,304)
Citigroup	10/7/2022	JPY	49,433,353	USD	342,473	(700)
Citigroup	1/18/2023	USD	645,591	BRL	3,441,194	23,387
Citigroup	1/18/2023	USD	380,676	COP	1,720,751,537	15,074
Citigroup	1/18/2023	USD	506,088	EUR	511,924	(148)
Citigroup	1/18/2023	USD	230,007	NZD	386,183	13,708
Citigroup	1/18/2023	USD	320,744	SGD	458,689	745
Goldman Sachs Bank, USA	10/7/2022	AUD	539,926	USD	371,286	(25,900)
Goldman Sachs Bank, USA	10/7/2022	CAD	1,937,400	USD	1,440,349	(37,823)
Goldman Sachs Bank, USA	1/18/2023	CAD	1,367,173	USD	997,500	(6,923)
Goldman Sachs Bank, USA	10/7/2022	CHF	1,458,234	USD	1,527,481	(48,689)
Goldman Sachs Bank, USA	10/7/2022	EUR	1,470,695	USD	1,457,041	(14,999)
Goldman Sachs Bank, USA	10/7/2022	GBP	678,873	USD	784,085	(25,974)
Goldman Sachs Bank, USA	10/7/2022	JPY	274,751,543	USD	1,954,248	(54,666)
Goldman Sachs Bank, USA	1/18/2023	JPY	34,456,319	USD	241,257	107
Goldman Sachs Bank, USA	10/7/2022	NOK	12,659,125	USD	1,235,489	(72,913)
Goldman Sachs Bank, USA	10/7/2022	NZD	468,313	USD	268,438	(6,335)
Goldman Sachs Bank, USA	1/18/2023	USD	328,828	CAD	447,186	4,822
Goldman Sachs Bank, USA	10/7/2022	USD	381,927	CHF	373,186	3,479
Goldman Sachs Bank, USA	10/7/2022	USD	2,474,179	EUR	2,503,297	19,654
Goldman Sachs Bank, USA	10/7/2022	USD	456,643	GBP	386,086	25,493
Goldman Sachs Bank, USA	10/7/2022	USD	728,314	JPY	105,078,672	1,819
Goldman Sachs Bank, USA	10/7/2022	USD	929,474	NOK	9,211,392	83,528
Goldman Sachs Bank, USA	10/7/2022	USD	657,663	SEK	6,987,961	27,794
HSBC Bank, USA	1/18/2023	CAD	557,586	USD	408,304	(4,309)
HSBC Bank, USA	1/18/2023	EUR	331,875	USD	331,415	(3,227)
HSBC Bank, USA	1/18/2023	USD	1,071,409	CAD	1,447,761	22,443
HSBC Bank, USA	1/18/2023	USD	2,849,702	EUR	2,819,109	61,917
HSBC Bank, USA	1/18/2023	USD	371,830	GBP	332,500	145
HSBC Bank, USA	1/18/2023	USD	721,674	SGD	1,031,992	1,716
JPMChase, New York	1/18/2023	CAD	556,791	USD	408,695	(5,276)
JPMChase, New York	1/18/2023	EUR	290,087	USD	279,646	7,218
JPMChase, New York	1/18/2023	GBP	332,500	USD	369,109	2,575
JPMChase, New York	1/18/2023	USD	326,102	CAD	444,115	4,321
JPMChase, New York	1/18/2023	USD	957,913	EUR	971,161	(2,457)
JPMChase, New York	1/18/2023	USD	272,898	JPY	38,092,003	6,067
JPMChase, New York	1/18/2023	USD	721,674	SGD	1,031,681	1,933
Morgan Stanley Capital	10/7/2022	AUD	3,265,100	USD	2,227,341	(138,679)
Morgan Stanley Capital	10/7/2022	CAD	2,220,070	USD	1,695,678	(88,522)
Morgan Stanley Capital	1/18/2023	CAD	456,357	USD	331,875	(1,225)
Morgan Stanley Capital	10/7/2022	CHF	711,155	USD	724,194	(3,014)
Morgan Stanley Capital	10/7/2022	EUR	1,063,349	USD	1,064,573	(21,941)
Morgan Stanley Capital	1/18/2023	EUR	766,788	USD	751,023	7,245
Morgan Stanley Capital	10/7/2022	GBP	951,157	USD	1,097,846	(35,670)
Morgan Stanley Capital	10/7/2022	JPY	121,774,173	USD	916,204	(74,280)
Morgan Stanley Capital	10/7/2022	NZD	612,257	USD	366,846	(24,182)
Morgan Stanley Capital	10/7/2022	SEK	12,049,875	USD	1,125,945	(39,813)
Morgan Stanley Capital	10/7/2022	USD	892,090	AUD	1,251,423	91,563
Morgan Stanley Capital	10/7/2022	USD	631,072	CAD	816,491	39,996
Morgan Stanley Capital	1/18/2023	USD	688,919	CAD	930,795	14,517
Morgan Stanley Capital	10/7/2022	USD	939,074	CHF	918,113	8,017
Morgan Stanley Capital	10/7/2022	USD	1,462,872	EUR	1,506,724	(14,496)
Morgan Stanley Capital	1/18/2023	USD	964,225	EUR	965,385	9,566
Morgan Stanley Capital	10/7/2022	USD	865,620	GBP	730,958	49,345
Morgan Stanley Capital	1/18/2023	USD	893,824	GBP	772,898	29,841
Morgan Stanley Capital	10/7/2022	USD	637,080	JPY	90,769,321	9,517
Morgan Stanley Capital	10/7/2022	USD	482,572	NOK	5,150,206	9,593
Morgan Stanley Capital	1/18/2023	USD	728,067	NOK	7,308,913	54,819
Morgan Stanley Capital	10/7/2022	USD	2,013,456	NZD	3,352,302	137,261
Morgan Stanley Capital	1/18/2023	USD	230,188	NZD	386,183	13,889
Morgan Stanley Capital	10/7/2022	USD	1,205,094	SEK	13,091,150	25,106
Royal Bank of Canada, Toronto	1/18/2023	CAD	670,042	USD	489,965	(4,491)
Royal Bank of Canada, Toronto	1/18/2023	USD	796,500	CAD	1,077,913	15,505
Royal Bank of Canada, Toronto	1/18/2023	USD	972,544	MXN	19,922,735	3,109
Royal Bank of Canada, Toronto	1/18/2023	USD	482,089	NZD	801,431	33,210
Standard Chartered Securities N.A.	10/7/2022	AUD	632,729	USD	449,834	(45,082)
Standard Chartered Securities N.A.	10/7/2022	CHF	137	USD	146	(7)
Standard Chartered Securities N.A.	10/7/2022	EUR	175,353	USD	175,544	(3,608)
Standard Chartered Securities N.A.	1/18/2023	USD	664,375	CAD	908,280	6,286
Standard Chartered Securities N.A.	10/7/2022	USD	224,221	EUR	222,891	5,673
Standard Chartered Securities N.A.	10/7/2022	USD	347,562	GBP	319,824	(9,591)
Standard Chartered Securities N.A.	1/18/2023	USD	656,650	GBP	598,500	(12,382)
Standard Chartered Securities N.A.	10/7/2022	USD	972,430	JPY	135,133,877	38,139
Standard Chartered Securities N.A.	10/7/2022	USD	436,904	NZD	678,931	56,924
State Street Bank, Boston	10/7/2022	AUD	83,376	USD	57,997	(4,663)
State Street Bank, Boston	10/7/2022	CHF	312,921	USD	330,504	(13,171)
State Street Bank, Boston	10/7/2022	EUR	1,783,265	USD	1,752,261	(3,739)
State Street Bank, Boston	10/7/2022	SEK	2,589,840	USD	249,736	(16,297)
State Street Bank, Boston	10/7/2022	USD	1,082,201	AUD	1,578,924	72,175
State Street Bank, Boston	1/18/2023	USD	953,188	CAD	1,297,470	13,114
State Street Bank, Boston	10/7/2022	USD	752,002	CHF	715,645	26,268
State Street Bank, Boston	10/7/2022	USD	1,331,992	EUR	1,322,576	35,183
State Street Bank, Boston	1/18/2023	USD	668,118	EUR	663,750	11,743
State Street Bank, Boston	10/7/2022	USD	911,611	GBP	766,875	55,227
State Street Bank, Boston	10/7/2022	USD	1,048,473	JPY	151,216,238	2,991
State Street Bank, Boston	1/18/2023	USD	400,930	SGD	573,919	541
UBS AG, Stamford	1/18/2023	CAD	441,224	USD	331,875	(12,189)
UBS AG, Stamford	1/18/2023	USD	3,583,174	EUR	3,562,171	60,583
						$403,525
AUD - Australian Dollar
BRL - Brazillian Real
CAD - Canadian Dollar
CHF - Swiss Franc
COP - Colombian Peso
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Sedish Krona
SGD - Singpore Dollar
USD - U.S. Dollar

The average monthly notional amount of forward foreign currency contracts purchased and sold for Wilshire Income Opportunities Fund during the nine months ended September 30, 2022 were $55,054,944 and $72,860,765, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
September 30, 2022 (Unaudited)
			Notional
WRITTEN OPTIONS	Counterparty	Contracts	Amount	Value
Currency Call Options
Euro, 11/17/22 at 0.96	BNP Paribas Brokerage Services, Inc.	830,800	$830,800	$(8,553)
Euro, 10/27/22 at 1.0025	BNP Paribas Brokerage Services, Inc.	830,800	830,800	(21,547)
Euro, 11/10/22 at 1.02	Citigroup	830,800	830,800	(33,169)
Japanese Yen, 9/9/27 at 140.00	BNP Paribas Brokerage Services, Inc.	1,058,600	1,058,600	(29,528)
			$3,551,000	$(92,797)

Currency Put Options
Euro, 10/27/22 at 1.0025	BNP Paribas Brokerage Services, Inc.	830,800	$830,800	$(3,793)
Euro, 11/10/22 at 1.02	Citigroup	830,800	830,800	(5,266)
Japanese Yen, 4/5/23 at 112.75	Goldman Sachs Bank, USA	2,100,000	2,100,000	(3,058)
Total Written Options (Premiums Received $103,749)			$7,312,600	$(104,914)

The average monthly notional amount of written options contracts for Wilshire Income Opportunities Fund during the nine months ended September 30, 2022 was $6,586,317

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS
September 30, 2022 (Unaudited)

							Upfront	Unrealized
			Exercise	Expiration	Notional		Premium	Appreciation
Counterparty	Protection	Description	Rate	Date	Amount	Value	Received	(Depreciation)
Calls
Barclays Capital, Inc.	Buy	Interest Rate, SOFR	0.000%	06/03/2027	$775,000	$1,791	$-	$1,791
Barclays Capital, Inc.	Buy	Interest Rate, SOFR	0.000%	06/14/2027	775,000	1,718	-	1,718
Deutsche Bank, London	Buy	Interest Rate, SOFR	2.950%	06/30/2027	1,239,900	197	-	197
BNP Paribas Brokerage Services, Inc.	Sell	Interest Rate, SOFR	3.350%	09/28/2023	2,696,700	(93,824)	114,610	20,786
Deutsche Bank, London	Sell	Interest Rate, SOFR	2.750%	06/30/2027	9,919,300	(3,660)	-	(3,660)
Puts
Barclays Capital, Inc.	Buy	Interest Rate, SOFR	0.000%	05/25/2027	2,436,500	(3,483)	-	(3,483)
Deutsche Bank, London	Buy	Interest Rate, SOFR	2.950%	06/30/2027	1,239,900	32,124	-	32,124
BNP Paribas Brokerage Services, Inc.	Sell	Interest Rate, SOFR	3.350%	09/28/2023	2,696,700	(122,317)	114,610	(7,707)
Deutsche Bank, London	Sell	Interest Rate, SOFR	2.750%	06/30/2027	9,919,300	(46,105)	-	(46,105)
Total Interest Rate Swaptions						$(233,559)	$229,220	$(4,339)

SOFR - Secured Overnight Financing Rate.

The average monthly notional amount of swaptions purchased and written for Wilshire Income Opportunities Fund during the nine months ended September 30, 2022 were $3,268,533 and $14,995,089, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAPS
September 30, 2022 (Unaudited)
			Pay
	Reference		Fixed	Termination	Payment	Notional		Premium	Unrealized
Counterparty	Entity	Protection	Rate	Date	Frequency	Amount	Value	Received	Appreciation
Morgan Stanley Capital	Prudential Financial, Inc.	Buy	1.000%	12/20/2024	Quarterly	445,000	$(5,214)	$5,546	$ 332
Morgan Stanley Capital	CDX North American High Yield Index	Buy	5.000%	06/20/2027	Quarterly	1,544,047	32,595	30,963	63,558
Total Credit Default Swap Contracts							$27,381	$36,509	$ 63,890

The average monthly notional amount of credit default swaps for Wilshire Income Opportunities Fund during the nine months ended September 30, 2022 was $2,472,937.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED INTEREST RATE SWAPS
September 30, 2022 (Unaudited)

	Pay	Receive	Termination	Payment	Notional		Unrealized
Counterparty	Floating Rate	Fixed Rate	Date	Frequency	Value	Value	Depreciation
Morgan Stanley Capital	SOFR	(3.393%)	08/25/2024	At Maturity	$7,700,000	$(106,835)	$(106,835)
Total Interest Rate Swap Contracts							$(106,835)

SOFR - Secured Overnight Financing Rate.

The average monthly notional amount of interest rate swaps for Wilshire Income Opportunities Fund during the nine months ended September 30, 2022 was $6,590,696.

WILSHIRE INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2022, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2022:

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	$-	$23,658,305	$-	$23,658,305
Agency Mortgage-Backed Obligations . . . . . . .	-	14,841,744	-	14,841,744
Non-Agency Mortgage-Backed Obligations . . .	-	31,557,309	-	31,557,309
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	4,215,919	-	4,215,919
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	13,707,834	-	13,707,834
Collateralized Loan Obligations . . . . . . . . . . . .	-	11,387,906	-	11,387,906
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	49,125,512	-	49,125,512
Foreign Bonds . . . . . . . . . . . . . . . . . . . . . . . .	-	46,459,479	-	46,459,479
Bank Loans . . . . . . . . . . . . . . . . . . . .	-	14,305,046	-	14,305,046
Common Stocks . . . . . . . . . . . . . . . . . . . . . .	474,572	-	-	474,572
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . .	2,443,655	270,576	-	2,714,231
Purchased Options . . . . . . . . . . . . . . . . . . . .	-	73,119	-	73,119
Affiliated Registered Investment Companies . .	16,675,243	-	-	16,675,243
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$19,593,470	$209,602,749	$-	$229,196,219
Other Financial Instruments**
Asset
Unrealized appreciation on forward currency contracts	$-	$2,300,765	$-	$2,300,765
Unrealized appreciation on futures contracts	915,961	-	-	915,961
Unrealized appreciation on swap contracts	-	63,890	-	63,890
Unrealized appreciation on swaption contracts	-	56,616		56,616
Total Assets . . . . . . .	$915,961	$2,421,271	$-	$3,337,232

Liabilities
Written Options	$-	$(104,914)	$-	$(104,914)
Unrealized depreciation on forward currency contracts	-	(1,897,240)	-	(1,897,240)
Unrealized depreciation on futures contracts	(1,019,525)	-	-	(1,019,525)
Unrealized depreciation on swap contracts	-	(106,835)	-	(106,835)
Unrealized depreciation on swaption contracts	-	(60,955)	-	(60,955)
Total Liabilities. . . . . . . . .	$(1,019,525)	$(2,169,944)	$-	$(3,189,469)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type.Wilshire Income Opportunities Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2022.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire Income Opportunities Fund during the nine months ended September 30, 2022, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the nine months ended
September 30, 2022 and the value of such investments as of September 30, 2022 were as follows:

Fund	Value as of December 31, 2021	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Depreciation	Value as of September 30, 2022	Income Distribution	Long-Term Capital Gain Distribution

Voya Emerging Markets Hard
Currency Debt - Class P . . .	$5,128,114	$171,175	$(1,000,000)	$(259,633)	$(1,025,738)	$3,013,918	$164,716	$-
Voya Emerging Markets
Corporate Debt Fund - Class P . . .	-	922,272	-	-	(172,928)	749,344	25,543	-
Voya Floating Rate Fund - Class P . . .	12,081,644	308,541	(5,000,000)	(454,626)	(285,211)	6,650,348	305,259	-
Voya High Yield Bond Fund - Class P . .	3,965,944	5,277,262	(1,600,000)	(122,412)	(1,259,161)	6,261,633	296,450	-
	$21,175,702	$6,679,250	$(7,600,000)	$(836,671)	$(2,743,038)	$16,675,243	$791,968	$-